Schedule of Investments (unaudited)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.7%
Ampol Ltd.	70,961	$1,299,192
ANZ Group Holdings Ltd.	739,905	15,079,637
APA Group	318,595	1,458,767
Aristocrat Leisure Ltd.	145,614	5,859,453
ASX Ltd.	51,056	2,174,322
BHP Group Ltd.	1,245,833	34,612,435
BlueScope Steel Ltd.	111,546	1,482,266
Brambles Ltd.	355,010	4,274,325
CAR Group Ltd.	81,321	2,003,019
Cochlear Ltd.	17,804	3,296,205
Coles Group Ltd.	324,276	3,742,629
Commonwealth Bank of Australia	410,842	38,321,010
Computershare Ltd.	151,155	2,613,084
CSL Ltd.	121,436	22,800,239
Dexus	296,139	1,389,851
Endeavour Group Ltd./Australia	334,476	1,028,886
Fortescue Ltd.	411,976	5,159,113
Goodman Group	424,776	10,143,435
GPT Group (The)	596,422	1,847,792
Insurance Australia Group Ltd.	537,567	2,639,698
James Hardie Industries PLC(a)	110,977	3,539,417
Lottery Corp. Ltd. (The)	500,776	1,636,277
Macquarie Group Ltd.	88,517	13,396,720
Medibank Pvt Ltd.	774,518	1,820,258
Mineral Resources Ltd.(b)	41,486	1,066,083
Mirvac Group	1,201,975	1,680,284
National Australia Bank Ltd.	760,052	19,263,609
Northern Star Resources Ltd.	308,207	3,576,555
Orica Ltd.	126,337	1,435,057
Origin Energy Ltd.	423,755	2,675,628
Pilbara Minerals Ltd.(a)(b)	697,521	1,291,939
Pro Medicus Ltd.(b)	14,173	1,795,369
Qantas Airways Ltd.(a)	240,341	1,272,481
QBE Insurance Group Ltd.	375,230	4,236,392
Ramsay Health Care Ltd.	48,903	1,286,226
REA Group Ltd.	12,025	1,777,715
Reece Ltd.	69,299	1,032,596
Rio Tinto Ltd.	82,350	6,465,917
Santos Ltd.	825,370	3,671,957
Scentre Group	1,286,981	2,950,618
SEEK Ltd.	105,171	1,708,630
Seven Group Holdings Ltd.	41,607	1,133,588
Sonic Healthcare Ltd.	109,233	1,924,720
South32 Ltd.	1,194,960	2,865,698
Stockland	632,726	2,139,639
Suncorp Group Ltd.	288,484	3,383,992
Telstra Group Ltd.	920,443	2,304,259
Transurban Group	725,516	6,046,410
Treasury Wine Estates Ltd.	213,681	1,586,441
Vicinity Ltd.	1,034,796	1,471,086
Washington H Soul Pattinson & Co. Ltd.	60,623	1,328,449
Wesfarmers Ltd.	283,977	12,492,452
Westpac Banking Corp.	851,663	17,886,445
WiseTech Global Ltd.	43,192	3,316,203
Woodside Energy Group Ltd.	470,764	7,409,093
Woolworths Group Ltd.	289,001	5,668,235
Xero Ltd.(a)	35,534	3,452,325
		313,214,121
Austria — 0.1%
Erste Group Bank AG	79,891	4,519,089
OMV AG	37,461	1,552,409
Verbund AG	18,173	1,496,623
voestalpine AG	35,472	738,421
		8,306,542
Belgium — 0.2%
Ageas SA	43,933	2,292,790
Anheuser-Busch InBev SA	216,146	12,815,591
Security	Shares	Value
Belgium (continued)
Argenx SE(a)	14,444	$8,516,985
D'ieteren Group	5,835	1,263,259
Elia Group SA	9,522	906,073
Groupe Bruxelles Lambert NV	25,654	1,853,621
KBC Group NV	60,139	4,380,594
Lotus Bakeries NV	111	1,455,000
Sofina SA	3,672	900,282
Syensqo SA	15,951	1,237,403
UCB SA	30,173	5,809,763
Warehouses De Pauw CVA	54,340	1,293,221
		42,724,582
Brazil — 0.4%
Ambev SA	1,103,386	2,412,565
Atacadao SA(a)	94,443	122,365
B3 SA - Brasil Bolsa Balcao	1,450,037	2,663,840
Banco Bradesco SA	239,546	527,914
Banco BTG Pactual SA	321,843	1,810,503
Banco do Brasil SA	403,556	1,838,058
BB Seguridade Participacoes SA	187,167	1,109,553
BRF SA(a)	103,574	469,952
CCR SA	363,928	771,181
Centrais Eletricas Brasileiras SA	359,760	2,362,969
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	98,932	1,575,820
Cia. Siderurgica Nacional SA	191,583	390,066
Cosan SA	360,842	737,801
Embraer SA(a)	173,933	1,458,643
Energisa SA	20,142	150,345
Engie Brasil Energia SA	54,547	391,300
Equatorial Energia SA	342,267	1,901,714
Hapvida Participacoes e Investimentos SA(a)(c)	1,434,118	873,237
Hypera SA	115,994	443,437
Inter & Co. Inc., Class A, NVS	59,731	391,835
JBS SA	215,556	1,342,727
Klabin SA	222,747	803,768
Localiza Rent a Car SA	192,987	1,402,777
Natura & Co. Holding SA	272,095	645,301
NU Holdings Ltd./Cayman Islands, Class A(a)	733,828	11,073,464
Petroleo Brasileiro SA	895,551	6,050,999
PRIO SA	165,630	1,174,128
Raia Drogasil SA	330,576	1,391,863
Rede D'Or Sao Luiz SA(c)	156,773	796,218
Rumo SA	342,852	1,180,224
Sendas Distribuidora SA(a)	377,374	488,943
StoneCo Ltd., Class A(a)	62,183	690,231
Suzano SA	172,840	1,787,031
Telefonica Brasil SA	122,954	1,119,600
TIM SA/Brazil	258,594	741,665
TOTVS SA	181,827	938,559
Ultrapar Participacoes SA	210,171	759,479
Vale SA	824,508	8,851,384
Vibra Energia SA	259,976	1,003,315
WEG SA	414,657	3,881,245
XP Inc., Class A	91,989	1,606,128
		70,132,147
Canada — 2.7%
Agnico Eagle Mines Ltd.	119,367	10,303,103
Air Canada(a)(b)	52,213	707,623
Alimentation Couche-Tard Inc.	196,497	10,247,170
AltaGas Ltd.	64,175	1,533,452
ARC Resources Ltd.	138,448	2,292,966
Bank of Montreal	180,632	16,460,364
Bank of Nova Scotia (The)	302,397	15,569,965
Barrick Gold Corp.	429,881	8,308,326
BCE Inc.	23,695	763,938
Brookfield Asset Management Ltd., Class A	86,840	4,607,226
Brookfield Corp., Class A	336,996	17,869,368
Brookfield Renewable Corp., Class A	30,887	945,677
BRP Inc.	8,479	418,058

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
CAE Inc.(a)	77,487	$1,363,473
Cameco Corp.	107,110	5,597,245
Canadian Apartment Properties REIT	27,711	923,269
Canadian Imperial Bank of Commerce	231,275	14,469,325
Canadian National Railway Co.	135,465	14,627,904
Canadian Natural Resources Ltd.	537,550	18,280,599
Canadian Pacific Kansas City Ltd.	227,563	17,554,883
Canadian Tire Corp. Ltd., Class A, NVS	15,347	1,633,185
Canadian Utilities Ltd., Class A, NVS	67,272	1,722,445
CCL Industries Inc., Class B, NVS	38,805	2,263,613
Cenovus Energy Inc.	334,350	5,376,591
CGI Inc.(a)	51,639	5,720,400
Constellation Software Inc./Canada	5,175	15,606,731
Descartes Systems Group Inc. (The)(a)	18,027	1,872,809
Dollarama Inc.	71,221	7,411,363
Element Fleet Management Corp.	94,686	1,937,447
Emera Inc.(b)	73,863	2,790,386
Empire Co. Ltd., NVS	33,415	964,040
Enbridge Inc.	533,247	21,538,989
Fairfax Financial Holdings Ltd.	5,194	6,454,497
First Quantum Minerals Ltd.(a)	170,058	2,197,252
FirstService Corp.	8,099	1,499,567
Fortis Inc./Canada	114,320	4,945,232
Franco-Nevada Corp.	46,893	6,224,559
George Weston Ltd.	14,017	2,223,331
GFL Environmental Inc.	53,584	2,241,727
Gildan Activewear Inc.	44,136	2,159,965
Great-West Lifeco Inc.	68,435	2,296,321
Hydro One Ltd.(c)	90,692	2,920,043
iA Financial Corp. Inc.	25,612	2,086,706
IGM Financial Inc.	7,890	237,037
Imperial Oil Ltd.	48,272	3,602,155
Intact Financial Corp.	45,843	8,754,734
Ivanhoe Mines Ltd., Class A(a)(b)	159,443	2,108,195
Keyera Corp.	52,016	1,597,446
Kinross Gold Corp.	324,088	3,270,325
Loblaw Companies Ltd.	36,626	4,630,762
Lundin Mining Corp.	159,973	1,555,668
Magna International Inc.	68,139	2,690,129
Manulife Financial Corp.	451,944	13,201,108
MEG Energy Corp.	55,095	1,007,051
Metro Inc.	54,409	3,231,285
National Bank of Canada	85,826	8,185,939
Nutrien Ltd.	120,980	5,768,566
Onex Corp.	17,206	1,238,471
Open Text Corp.	72,491	2,174,183
Pan American Silver Corp.	92,827	2,170,752
Parkland Corp.	38,866	904,412
Pembina Pipeline Corp.	139,442	5,833,660
Power Corp. of Canada	152,787	4,829,357
Quebecor Inc., Class B	33,521	834,685
RB Global Inc.	46,640	3,951,679
Restaurant Brands International Inc.	72,371	5,033,510
Rogers Communications Inc., Class B, NVS	89,149	3,237,882
Royal Bank of Canada	348,983	42,205,801
Saputo Inc.	75,750	1,444,982
Shopify Inc., Class A(a)	300,384	23,498,276
Stantec Inc.	25,530	2,070,857
Sun Life Financial Inc.	141,773	7,860,722
Suncor Energy Inc.	317,299	11,977,761
TC Energy Corp.	251,369	11,691,497
Teck Resources Ltd., Class B	109,802	5,108,610
TELUS Corp.	115,277	1,822,277
TFI International Inc.	18,457	2,469,992
Thomson Reuters Corp.	40,115	6,566,316
TMX Group Ltd.	64,575	2,016,998
Toromont Industries Ltd.	15,944	1,408,491
Toronto-Dominion Bank (The)	437,249	24,171,405
Tourmaline Oil Corp.	84,071	3,875,834
Security	Shares	Value
Canada (continued)
West Fraser Timber Co. Ltd.	16,948	$1,530,658
Wheaton Precious Metals Corp.	111,063	7,334,537
WSP Global Inc.	30,590	5,467,687
		519,502,825
Chile — 0.0%
Banco de Chile	10,085,241	1,171,483
Banco de Credito e Inversiones SA	25,196	739,039
Banco Santander Chile	18,580,000	918,968
Empresas CMPC SA	321,350	511,730
Empresas Copec SA	131,685	830,847
Enel Americas SA	7,224,158	676,107
Enel Chile SA	7,801,320	413,995
Falabella SA(a)	170,213	610,977
Latam Airlines Group SA	46,556,409	622,741
		6,495,887
China — 2.8%
AAC Technologies Holdings Inc.	220,500	890,600
Advanced Micro-Fabrication Equipment Inc./China, Class A	11,200	302,272
AECC Aviation Power Co. Ltd., Class A	40,800	245,082
Agricultural Bank of China Ltd., Class A	1,558,900	1,036,037
Agricultural Bank of China Ltd., Class H	6,458,000	3,173,113
Aier Eye Hospital Group Co. Ltd., Class A	132,800	269,955
Akeso Inc.(a)(c)	185,000	1,491,090
Alibaba Group Holding Ltd.	3,737,576	45,719,176
Alibaba Health Information Technology Ltd.(a)(b)	1,624,000	821,285
Aluminum Corp. of China Ltd., Class H	1,516,000	965,921
Anhui Conch Cement Co. Ltd., Class A	65,892	247,602
Anhui Conch Cement Co. Ltd., Class H	314,500	913,573
Anhui Gujing Distillery Co. Ltd., Class A	7,500	198,837
ANTA Sports Products Ltd.	325,000	3,468,784
Autohome Inc., ADR	18,963	532,860
Avary Holding Shenzhen Co. Ltd., Class A	53,200	279,825
AviChina Industry & Technology Co. Ltd., Class H	898,000	482,344
Baidu Inc., Class A(a)	543,260	6,199,043
Bank of Beijing Co. Ltd., Class A	515,100	409,078
Bank of China Ltd., Class A	934,800	632,991
Bank of China Ltd., Class H	18,469,000	8,765,937
Bank of Communications Co. Ltd., Class A	1,116,700	1,115,767
Bank of Communications Co. Ltd., Class H	736,000	557,435
Bank of Hangzhou Co. Ltd., Class A	113,700	221,403
Bank of Jiangsu Co. Ltd., Class A	374,400	463,581
Bank of Nanjing Co. Ltd., Class A	171,900	247,662
Bank of Ningbo Co. Ltd., Class A	101,800	365,701
Bank of Shanghai Co. Ltd., Class A	365,800	398,463
Baoshan Iron & Steel Co. Ltd., Class A	531,000	486,907
BeiGene Ltd.(a)	163,734	2,578,737
Beijing Enterprises Holdings Ltd.	82,000	268,660
Beijing Enterprises Water Group Ltd.	1,340,000	398,969
Beijing Kingsoft Office Software Inc., Class A	13,600	491,276
Beijing Tong Ren Tang Co. Ltd., Class A	36,000	200,282
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,055,300	804,663
Bilibili Inc., Class Z(a)	54,348	1,200,767
BOC Aviation Ltd.(c)	70,100	544,634
BOE Technology Group Co. Ltd., Class A	742,500	486,932
Bosideng International Holdings Ltd.	1,128,000	632,624
BYD Co. Ltd., Class A	32,200	1,325,697
BYD Co. Ltd., Class H	260,000	9,390,837
BYD Electronic International Co. Ltd.	268,500	1,150,634
Cambricon Technologies Corp. Ltd., Class A(a)	8,600	547,253
CGN Power Co. Ltd., Class A	256,800	145,493
CGN Power Co. Ltd., Class H(c)	4,237,000	1,522,939
China CITIC Bank Corp. Ltd., Class H	2,139,000	1,333,122
China Coal Energy Co. Ltd., Class H	695,000	866,997
China Communications Services Corp. Ltd., Class H	582,000	312,679
China Construction Bank Corp., Class A	359,700	400,855
China Construction Bank Corp., Class H	22,711,260	17,629,308

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China CSSC Holdings Ltd., Class A	126,200	$651,026
China Eastern Airlines Corp. Ltd., Class A(a)	642,100	346,439
China Everbright Bank Co. Ltd., Class A	1,264,800	613,074
China Feihe Ltd.(c)	1,185,000	894,371
China Galaxy Securities Co. Ltd., Class A	257,600	526,667
China Gas Holdings Ltd.	772,600	663,473
China Hongqiao Group Ltd.	680,500	1,093,356
China International Capital Corp. Ltd., Class H(c)	828,400	1,497,168
China Life Insurance Co. Ltd., Class A	50,800	298,890
China Life Insurance Co. Ltd., Class H	1,813,000	3,843,090
China Literature Ltd.(a)(c)	121,000	436,879
China Longyuan Power Group Corp. Ltd., Class H	1,059,000	941,670
China Mengniu Dairy Co. Ltd.	823,000	1,843,075
China Merchants Bank Co. Ltd., Class A	416,200	2,185,812
China Merchants Bank Co. Ltd., Class H	814,288	3,984,738
China Merchants Port Holdings Co. Ltd.	444,000	730,165
China Merchants Securities Co. Ltd., Class A	135,900	367,377
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	136,000	215,978
China Minsheng Banking Corp. Ltd., Class A	1,388,200	737,020
China Minsheng Banking Corp. Ltd., Class H	13,500	5,014
China National Building Material Co. Ltd., Class H	1,060,000	450,967
China National Nuclear Power Co. Ltd., Class A	465,400	657,024
China Oilfield Services Ltd., Class H	670,000	626,897
China Overseas Land & Investment Ltd.	935,000	1,786,615
China Pacific Insurance Group Co. Ltd., Class A	212,997	1,101,338
China Pacific Insurance Group Co. Ltd., Class H	381,000	1,323,157
China Petroleum & Chemical Corp., Class A	467,500	405,899
China Petroleum & Chemical Corp., Class H	5,415,200	3,050,330
China Power International Development Ltd.	1,783,000	765,443
China Railway Group Ltd., Class H	1,507,000	752,021
China Resources Beer Holdings Co. Ltd.	433,500	1,605,811
China Resources Gas Group Ltd.	284,000	1,094,998
China Resources Land Ltd.	815,500	2,718,415
China Resources Microelectronics Ltd., Class A	40,200	284,177
China Resources Mixc Lifestyle Services Ltd.(c)	178,000	734,324
China Resources Power Holdings Co. Ltd.(b)	612,000	1,472,165
China Ruyi Holdings Ltd.(a)(b)	1,608,000	394,842
China Shenhua Energy Co. Ltd., Class A	198,200	1,114,650
China Shenhua Energy Co. Ltd., Class H	660,500	2,859,913
China State Construction Engineering Corp. Ltd., Class A	670,877	567,754
China State Construction International Holdings Ltd.	686,000	1,007,721
China Taiping Insurance Holdings Co. Ltd.	650,200	1,119,936
China Three Gorges Renewables Group Co. Ltd., Class A	535,300	357,543
China Tourism Group Duty Free Corp. Ltd., Class A	48,692	464,152
China Tower Corp. Ltd., Class H(c)	10,840,000	1,462,651
China United Network Communications Ltd., Class A	549,100	384,776
China Vanke Co. Ltd., Class A(a)	258,396	337,589
China Vanke Co. Ltd., Class H(a)(b)	595,300	566,762
China Yangtze Power Co. Ltd., Class A	388,410	1,504,226
Chongqing Changan Automobile Co. Ltd., Class A	135,000	251,084
Chongqing Zhifei Biological Products Co. Ltd., Class A	81,650	325,669
Chow Tai Fook Jewellery Group Ltd.	523,600	495,929
CITIC Ltd.	1,360,000	1,597,469
CITIC Securities Co. Ltd., Class A	224,423	886,158
CITIC Securities Co. Ltd., Class H	528,025	1,458,321
CMOC Group Ltd., Class H	1,476,000	1,221,779
Contemporary Amperex Technology Co. Ltd., Class A	78,500	2,722,257
Cosco Shipping Energy Transportation Co. Ltd., Class A	245,100	450,773
Cosco Shipping Holdings Co. Ltd., Class H	1,170,800	1,733,879
Country Garden Holdings Co. Ltd.(a)(d)	201,000	6,464
Security	Shares	Value
China (continued)
CRRC Corp. Ltd., Class A	368,500	$430,331
CRRC Corp. Ltd., Class H	1,743,000	1,128,189
CSC Financial Co. Ltd., Class A	116,800	417,156
CSPC Pharmaceutical Group Ltd.	2,261,120	1,673,982
Daqin Railway Co. Ltd., Class A	451,100	412,667
East Money Information Co. Ltd., Class A	392,660	1,278,633
Eastroc Beverage Group Co. Ltd., Class A	13,520	402,397
ENN Energy Holdings Ltd.	191,800	1,351,286
Eoptolink Technology Inc. Ltd., Class A	15,100	273,545
Far East Horizon Ltd.	462,000	325,072
Foshan Haitian Flavouring & Food Co. Ltd., Class A	125,621	772,741
Fosun International Ltd.	643,500	365,340
Founder Securities Co. Ltd., Class A	194,500	236,327
Foxconn Industrial Internet Co. Ltd., Class A	236,200	791,539
Fuyao Glass Industry Group Co. Ltd., Class H(c)	237,200	1,682,713
Ganfeng Lithium Group Co. Ltd., Class A	29,500	140,693
GCL Technology Holdings Ltd.(a)	5,760,000	1,271,849
GD Power Development Co. Ltd., Class A	770,300	523,582
Geely Automobile Holdings Ltd.	1,583,000	2,782,753
Genscript Biotech Corp.(a)	464,000	709,722
Giant Biogene Holding Co. Ltd.(c)	44,800	303,849
Great Wall Motor Co. Ltd., Class H	725,000	1,152,880
Gree Electric Appliances Inc. of Zhuhai, Class A	92,300	564,248
Guangdong Haid Group Co. Ltd., Class A	69,500	428,357
Guangdong Investment Ltd.	1,022,000	650,582
Guangzhou Automobile Group Co. Ltd., Class H(b)	1,068,000	374,371
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	39,000	153,057
Guotai Junan Securities Co. Ltd., Class A	184,200	490,773
H World Group Ltd., ADR	51,697	1,896,763
Haidilao International Holding Ltd.(c)	529,000	1,066,950
Haier Smart Home Co. Ltd., Class A	105,500	433,214
Haier Smart Home Co. Ltd., Class A	652,600	2,368,432
Haitian International Holdings Ltd.	196,000	542,132
Haitong Securities Co. Ltd., Class A	390,300	646,183
Haitong Securities Co. Ltd., Class H	892,800	743,616
Hansoh Pharmaceutical Group Co. Ltd.(c)	386,000	899,978
Henan Shuanghui Investment & Development Co. Ltd., Class A	92,100	322,022
Hengan International Group Co. Ltd.	226,500	668,822
Hengli Petrochemical Co. Ltd., Class A	311,600	601,304
Hisense Home Appliances Group Co. Ltd., Class A	85,200	335,490
Hisense Home Appliances Group Co. Ltd., Class H(b)	11,136	35,282
Hua Hong Semiconductor Ltd.(c)	182,000	509,035
Huaneng Power International Inc., Class H	1,526,000	817,626
Huatai Securities Co. Ltd., Class H(c)	645,400	1,092,447
Huaxia Bank Co. Ltd., Class A	356,700	354,214
Hygon Information Technology Co. Ltd., Class A, NVS	57,544	1,036,957
Iflytek Co. Ltd., Class A	68,700	442,143
Industrial & Commercial Bank of China Ltd., Class A	1,884,891	1,600,124
Industrial & Commercial Bank of China Ltd., Class H	17,227,260	10,333,876
Industrial Bank Co. Ltd., Class A	305,400	784,393
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	175,100	687,581
Inner Mongolia Yitai Coal Co. Ltd., Class B	185,900	430,957
Innovent Biologics Inc.(a)(c)	351,500	1,528,032
iQIYI Inc., ADR(a)(b)	110,637	288,763
JD Health International Inc.(a)(b)(c)	317,300	1,135,727
JD.com Inc., Class A	547,926	11,111,516
Jiangsu Expressway Co. Ltd., Class H	524,000	527,768
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	161,218	1,056,709
Jiangsu Yanghe Distillery Co. Ltd., Class A	27,500	310,680
Jiangxi Copper Co. Ltd., Class H	375,000	630,791

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Kanzhun Ltd., ADR	57,545	$837,280
KE Holdings Inc., ADR	155,461	3,409,260
Kingdee International Software Group Co. Ltd.(a)	822,000	860,515
Kingsoft Corp. Ltd.	335,800	1,157,249
Kuaishou Technology(a)(c)	545,900	3,216,993
Kunlun Energy Co. Ltd.	1,192,000	1,130,447
Kweichow Moutai Co. Ltd., Class A	21,632	4,642,303
Legend Biotech Corp., ADR(a)(b)	18,110	815,312
Lenovo Group Ltd.	1,910,000	2,518,595
Lens Technology Co. Ltd., Class A	170,600	538,146
Li Auto Inc., Class A(a)	301,876	3,796,117
Li Ning Co. Ltd.	642,000	1,309,942
Longfor Group Holdings Ltd.(c)	555,000	899,104
LONGi Green Energy Technology Co. Ltd., Class A	226,820	629,432
Luxshare Precision Industry Co. Ltd., Class A	151,340	890,919
Luzhou Laojiao Co. Ltd., Class A	35,100	668,693
Meituan, Class B(a)(c)	1,225,120	28,950,040
Midea Group Co. Ltd.(a)(b)	91,100	856,029
Midea Group Co. Ltd., Class A	64,900	650,046
MINISO Group Holding Ltd.(b)	100,424	503,259
MMG Ltd.(a)	660,800	232,590
Muyuan Foods Co. Ltd., Class A(a)	156,912	962,099
NARI Technology Co. Ltd., Class A	186,620	681,344
NAURA Technology Group Co. Ltd., Class A	12,900	709,531
NetEase Inc.	477,690	7,685,455
New China Life Insurance Co. Ltd., Class H	231,500	781,256
New Hope Liuhe Co. Ltd., Class A(a)	257,500	354,599
New Oriental Education & Technology Group Inc.	379,630	2,375,745
Ningbo Tuopu Group Co. Ltd., Class A	44,080	267,663
Ningxia Baofeng Energy Group Co. Ltd., Class A	304,200	679,029
NIO Inc., Class A(a)	357,105	1,836,747
Nongfu Spring Co. Ltd., Class H(c)	450,800	1,679,615
Orient Overseas International Ltd.	40,000	545,249
Orient Securities Co. Ltd., Class A	285,400	422,156
PDD Holdings Inc., ADR(a)(b)	172,123	20,756,313
People's Insurance Co. Group of China Ltd. (The), Class H	2,442,000	1,232,610
PetroChina Co. Ltd., Class A	349,400	397,014
PetroChina Co. Ltd., Class H	5,168,000	3,880,724
PICC Property & Casualty Co. Ltd., Class H	1,834,000	2,782,122
Ping An Bank Co. Ltd., Class A	333,300	533,320
Ping An Insurance Group Co. of China Ltd., Class A	224,500	1,764,881
Ping An Insurance Group Co. of China Ltd., Class H	1,526,500	9,457,858
Poly Developments and Holdings Group Co. Ltd., Class A	251,999	382,885
Pop Mart International Group Ltd.(c)	153,600	1,388,680
Postal Savings Bank of China Co. Ltd., Class A	824,000	603,480
Postal Savings Bank of China Co. Ltd., Class H(c)	1,333,000	765,517
Qifu Technology Inc.	26,692	875,765
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	160,500	404,413
Rongsheng Petrochemical Co. Ltd., Class A	207,500	274,777
SAIC Motor Corp. Ltd., Class A	293,813	531,145
Sanan Optoelectronics Co. Ltd., Class A	178,600	343,982
Sany Heavy Industry Co. Ltd., Class A	180,400	462,726
SDIC Power Holdings Co. Ltd., Class A	289,200	617,669
Seres Group Co. Ltd., Class A, NVS(a)	26,100	427,326
SF Holding Co. Ltd., Class A	105,100	660,395
Shaanxi Coal Industry Co. Ltd., Class A	141,500	490,621
Shandong Gold Mining Co. Ltd., Class A	101,400	372,841
Shandong Gold Mining Co. Ltd., Class H(c)	262,250	519,540
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	701,200	437,455
Shanghai Baosight Software Co. Ltd., Class B	198,960	301,149
Shanghai Electric Group Co. Ltd., Class A(a)	414,500	524,933
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	120,100	448,623
Security	Shares	Value
China (continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	355,800	$549,923
Shanghai Pudong Development Bank Co. Ltd., Class A	519,365	718,998
Shanghai Rural Commercial Bank Co. Ltd., Class A	172,400	187,777
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	20,344	349,305
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	32,100	906,144
Shenwan Hongyuan Group Co. Ltd., Class A	992,700	742,002
Shenzhen Inovance Technology Co. Ltd., Class A	25,300	197,377
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	29,900	1,119,309
Shenzhen Transsion Holdings Co. Ltd., Class A	19,040	254,847
Shenzhou International Group Holdings Ltd.	209,500	1,617,761
Sichuan Chuantou Energy Co. Ltd., Class A	185,100	435,194
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	45,900	207,072
Sino Biopharmaceutical Ltd.	2,916,000	1,324,643
Sinopharm Group Co. Ltd., Class H	450,800	1,123,074
Sinotruk Hong Kong Ltd.	143,000	386,283
Smoore International Holdings Ltd.(b)(c)	536,000	699,775
Sungrow Power Supply Co. Ltd., Class A	33,880	431,463
Sunny Optical Technology Group Co. Ltd.	182,800	1,189,113
TAL Education Group, ADR(a)	105,117	1,168,901
TBEA Co. Ltd., Class A	286,200	568,046
Tencent Holdings Ltd.	1,621,400	84,543,183
Tencent Music Entertainment Group, ADR	183,273	2,039,829
Tingyi Cayman Islands Holding Corp.	502,000	732,365
Tongcheng Travel Holdings Ltd.	436,400	987,325
Topsports International Holdings Ltd.(c)	512,000	170,597
TravelSky Technology Ltd., Class H	444,000	622,304
Trip.com Group Ltd.(a)	128,476	8,268,005
Tsingtao Brewery Co. Ltd., Class A	24,400	229,777
Tsingtao Brewery Co. Ltd., Class H	62,000	399,956
Vipshop Holdings Ltd., ADR	90,092	1,300,928
Wanhua Chemical Group Co. Ltd., Class A	83,653	884,886
Want Want China Holdings Ltd.	1,672,000	1,040,954
Weichai Power Co. Ltd., Class H	649,000	980,679
Wens Foodstuff Group Co. Ltd., Class A	221,416	579,359
Will Semiconductor Co. Ltd. Shanghai, Class A	26,900	404,335
Wuliangye Yibin Co. Ltd., Class A	81,500	1,681,376
WuXi AppTec Co. Ltd., Class A	46,559	340,316
WuXi AppTec Co. Ltd., Class H(b)(c)	44,912	298,680
Wuxi Biologics Cayman Inc.(a)(c)	952,000	2,022,430
XCMG Construction Machinery Co. Ltd., Class A	448,500	488,620
Xiaomi Corp., Class B(a)(c)	3,709,800	12,724,228
Xinjiang Daqo New Energy Co. Ltd., Class A	78,600	358,561
Xinyi Solar Holdings Ltd.	1,544,000	791,866
XPeng Inc., Class A(a)	261,334	1,476,610
Yadea Group Holdings Ltd.(c)	446,000	770,356
Yankuang Energy Group Co. Ltd., Class A	100,910	218,602
Yankuang Energy Group Co. Ltd., Class H	717,600	933,703
Yihai Kerry Arawana Holdings Co. Ltd., Class A	49,969	228,681
Yum China Holdings Inc.	91,848	4,051,415
Yunnan Baiyao Group Co. Ltd., Class A	82,500	662,101
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	21,692	715,166
Zhaojin Mining Industry Co. Ltd., Class H(b)	444,500	778,958
Zhejiang Expressway Co. Ltd., Class H	728,640	482,749
Zhejiang Juhua Co. Ltd., Class A	68,200	200,471
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	138,300	545,955
Zhejiang NHU Co. Ltd., Class A	108,200	344,586
Zhongji Innolight Co. Ltd., Class A	19,600	386,965
Zhongjin Gold Corp. Ltd., Class A	185,300	367,864
Zhongsheng Group Holdings Ltd.	187,000	287,567
Zhuzhou CRRC Times Electric Co. Ltd., Class H	216,100	829,276
Zijin Mining Group Co. Ltd., Class A	102,800	240,937
Zijin Mining Group Co. Ltd., Class H	1,650,000	3,514,618

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	402,000	$392,560
ZTE Corp., Class H	243,600	606,289
ZTO Express Cayman Inc.	96,345	2,222,016
		538,917,537
Colombia — 0.0%
Interconexion Electrica SA ESP	26,649	105,867
Czech Republic — 0.0%
CEZ AS	45,229	1,752,588
Komercni Banka AS	22,357	772,529
		2,525,117
Denmark — 0.8%
AP Moller - Maersk A/S, Class A	819	1,248,925
AP Moller - Maersk A/S, Class B, NVS	1,125	1,779,484
Carlsberg A/S, Class B	22,843	2,524,463
Coloplast A/S, Class B	31,916	3,997,498
Danske Bank A/S	166,445	4,921,619
Demant A/S(a)	24,815	916,572
DSV A/S	50,614	11,079,680
Genmab A/S(a)	16,136	3,613,774
Novo Nordisk A/S, Class B	799,172	89,639,119
Novonesis (Novozymes) B, Class B	91,046	5,721,490
Orsted A/S(a)(b)(c)	49,489	2,912,755
Pandora A/S	22,308	3,372,883
Rockwool A/S, Class B	1,927	833,909
Tryg A/S	94,790	2,237,115
Vestas Wind Systems A/S(a)	241,899	4,609,948
Zealand Pharma A/S(a)	15,827	1,827,108
		141,236,342
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	636,678	1,040,536
Talaat Moustafa Group	191,013	230,659
		1,271,195
Finland — 0.2%
Elisa OYJ	28,938	1,377,447
Fortum OYJ	110,040	1,624,710
Kesko OYJ, Class B	65,572	1,408,370
Kone OYJ, Class B	79,773	4,374,512
Metso OYJ	146,923	1,398,289
Neste OYJ	103,887	1,668,010
Nokia OYJ	1,304,413	6,172,508
Nordea Bank Abp	806,254	9,438,800
Orion OYJ, Class B	27,418	1,331,638
Sampo OYJ, Class A	110,484	4,898,973
Stora Enso OYJ, Class R	154,042	1,719,023
UPM-Kymmene OYJ	131,511	3,869,917
Wartsila OYJ Abp	133,480	2,556,467
		41,838,664
France — 2.4%
Accor SA	47,761	2,166,782
Aeroports de Paris SA	5,652	672,403
Air Liquide SA	137,439	24,642,985
Airbus SE	141,601	21,599,986
Alstom SA(a)	93,250	2,051,170
Amundi SA(c)	12,544	909,491
ArcelorMittal SA	110,849	2,741,771
Arkema SA	12,406	1,093,243
AXA SA	447,140	16,788,893
BioMerieux	10,445	1,169,040
BNP Paribas SA	254,701	17,394,545
Bollore SE	220,103	1,374,097
Bouygues SA	55,599	1,787,036
Bureau Veritas SA	91,917	2,915,141
Capgemini SE	41,176	7,143,245
Carrefour SA	148,112	2,352,156
Cie de Saint-Gobain SA	112,938	10,241,771
Cie Generale des Etablissements Michelin SCA	177,541	6,000,088
Security	Shares	Value
France (continued)
Covivio SA/France	9,045	$514,564
Credit Agricole SA	263,345	4,036,573
Danone SA	155,900	11,137,264
Dassault Aviation SA	6,070	1,225,614
Dassault Systemes SE	163,689	5,602,283
Edenred SE	65,512	2,118,832
Eiffage SA	21,588	2,009,273
Engie SA	431,860	7,238,626
EssilorLuxottica SA	69,620	16,329,920
Eurazeo SE	5,745	438,187
Eurofins Scientific SE	29,900	1,474,726
Euronext NV(c)	15,932	1,757,850
Gecina SA	12,822	1,370,262
Getlink SE	88,732	1,507,968
Hermes International SCA	7,694	17,486,544
Ipsen SA	10,773	1,313,308
Kering SA	17,797	4,445,165
Klepierre SA	40,707	1,301,468
La Francaise des Jeux SAEM(c)	24,748	1,057,859
Legrand SA	67,695	7,640,625
L'Oreal SA	57,777	21,676,204
LVMH Moet Hennessy Louis Vuitton SE	67,388	44,861,562
Orange SA	426,994	4,690,828
Pernod Ricard SA	50,955	6,357,581
Publicis Groupe SA	57,826	6,145,940
Renault SA	51,041	2,335,352
Rexel SA	39,582	1,090,541
Safran SA	82,932	18,772,949
Sanofi SA	276,551	29,225,846
Sartorius Stedim Biotech	7,073	1,418,864
Schneider Electric SE	133,064	34,470,049
SEB SA	5,107	539,527
Societe Generale SA	177,226	5,090,190
Sodexo SA	22,116	1,919,723
STMicroelectronics NV	161,423	4,387,868
Teleperformance SE	15,273	1,618,966
Thales SA	26,183	4,220,660
TotalEnergies SE	543,889	34,132,105
Unibail-Rodamco-Westfield, New	31,958	2,613,278
Veolia Environnement SA	167,756	5,326,200
Vinci SA	127,978	14,336,183
Vivendi SE	178,403	1,906,331
		460,187,501
Germany — 1.9%
adidas AG	39,875	9,549,711
Allianz SE, Registered	96,768	30,463,070
BASF SE	224,407	10,909,011
Bayer AG, Registered	236,475	6,372,272
Bayerische Motoren Werke AG	75,762	5,972,772
Bechtle AG	22,648	773,302
Beiersdorf AG	23,605	3,186,527
Brenntag SE	32,721	2,134,491
Carl Zeiss Meditec AG, Bearer(b)	11,021	693,793
Commerzbank AG	252,606	4,480,124
Continental AG	25,497	1,591,276
Covestro AG(a)(c)	50,166	3,177,335
CTS Eventim AG & Co. KGaA	14,242	1,495,626
Daimler Truck Holding AG	130,400	5,392,121
Delivery Hero SE, Class A(a)(c)	48,137	2,043,516
Deutsche Bank AG, Registered	477,235	8,108,112
Deutsche Boerse AG	46,064	10,699,666
Deutsche Lufthansa AG, Registered	163,978	1,139,461
Deutsche Post AG, Registered	257,507	10,343,932
Deutsche Telekom AG, Registered	863,661	26,111,505
E.ON SE	550,383	7,427,456
Evonik Industries AG	54,246	1,195,537
Fresenius Medical Care AG & Co. KGaA	52,258	2,045,637
Fresenius SE & Co. KGaA(a)	102,157	3,729,817
GEA Group AG	46,345	2,282,761

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Hannover Rueck SE	16,849	$4,424,444
Heidelberg Materials AG	33,190	3,655,516
Henkel AG & Co. KGaA	26,787	2,089,163
Infineon Technologies AG	321,191	10,157,547
Knorr-Bremse AG	17,055	1,406,882
LEG Immobilien SE	17,391	1,642,883
Mercedes-Benz Group AG	182,662	11,096,835
Merck KGaA	32,355	5,349,099
MTU Aero Engines AG	13,685	4,472,820
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	33,223	16,989,584
Nemetschek SE	16,390	1,766,057
Puma SE	29,122	1,327,956
Qiagen NV, NVS	54,092	2,292,336
Rational AG	1,343	1,315,202
Rheinmetall AG	10,763	5,541,174
RWE AG	149,558	4,847,112
SAP SE	257,847	60,203,377
Scout24 SE(c)	21,642	1,869,550
Siemens AG, Registered	187,260	36,431,396
Siemens Energy AG(a)	158,076	6,492,670
Siemens Healthineers AG(c)	70,220	3,665,797
Symrise AG, Class A	34,880	4,197,133
Talanx AG(a)	14,789	1,139,762
Vonovia SE	180,080	5,904,055
Zalando SE(a)(c)	51,480	1,558,437
		361,155,618
Greece — 0.1%
Alpha Services and Holdings SA	635,608	957,435
Eurobank Ergasias Services and Holdings SA, Class A	733,696	1,518,179
Hellenic Telecommunications Organization SA	56,482	933,313
Jumbo SA	35,297	942,064
Metlen Energy & Metals SA	25,139	883,170
National Bank of Greece SA	143,659	1,125,528
OPAP SA	53,509	912,645
Piraeus Financial Holdings SA	230,295	867,713
Public Power Corp. SA	57,244	752,615
		8,892,662
Hong Kong — 0.5%
AIA Group Ltd.	2,791,800	22,033,775
BOC Hong Kong Holdings Ltd.	860,500	2,809,301
CK Asset Holdings Ltd.	459,516	1,878,485
CK Hutchison Holdings Ltd.	691,516	3,636,771
CK Infrastructure Holdings Ltd.	153,500	1,086,224
CLP Holdings Ltd.	406,000	3,448,806
Futu Holdings Ltd., ADR(a)	14,972	1,422,190
Galaxy Entertainment Group Ltd.	575,000	2,559,082
Hang Seng Bank Ltd.	183,500	2,244,605
Henderson Land Development Co. Ltd.	299,003	958,808
HKT Trust & HKT Ltd., Class SS	910,000	1,130,862
Hong Kong & China Gas Co. Ltd.	2,581,040	1,999,185
Hong Kong Exchanges & Clearing Ltd.	326,900	13,089,191
Hongkong Land Holdings Ltd.	365,600	1,567,542
Jardine Matheson Holdings Ltd.	41,800	1,609,300
Link REIT	603,760	2,813,170
MTR Corp. Ltd.	411,500	1,497,199
Power Assets Holdings Ltd.	372,000	2,477,991
Sands China Ltd.(a)	649,600	1,652,763
Sino Land Co. Ltd.	988,000	988,749
SITC International Holdings Co. Ltd.	441,000	1,247,990
Sun Hung Kai Properties Ltd.	381,000	4,125,455
Swire Pacific Ltd., Class A	142,500	1,193,533
Techtronic Industries Co. Ltd.	362,000	5,236,491
WH Group Ltd.(c)	1,908,000	1,485,028
Wharf Holdings Ltd. (The)	278,000	787,685
Wharf Real Estate Investment Co. Ltd.	476,200	1,431,738
		86,411,919
Security	Shares	Value
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	119,126	$826,679
OTP Bank Nyrt	62,838	3,128,453
Richter Gedeon Nyrt	25,206	728,097
		4,683,229
India — 1.9%
ABB India Ltd.	12,142	1,069,464
Adani Enterprises Ltd.	39,749	1,390,239
Adani Green Energy Ltd.(a)	74,643	1,413,713
Adani Ports & Special Economic Zone Ltd.	122,174	1,993,349
Adani Power Ltd.(a)	192,430	1,351,081
Ambuja Cements Ltd.	170,092	1,172,603
APL Apollo Tubes Ltd.	44,160	797,527
Apollo Hospitals Enterprise Ltd.	27,403	2,282,922
Ashok Leyland Ltd.	336,866	832,117
Asian Paints Ltd.	104,496	3,639,392
Astral Ltd.	24,610	517,114
AU Small Finance Bank Ltd.(c)	90,001	654,255
Aurobindo Pharma Ltd.	80,474	1,333,942
Avenue Supermarts Ltd.(a)(c)	37,723	1,760,624
Axis Bank Ltd.	625,193	8,588,370
Bajaj Auto Ltd.	18,035	2,106,382
Bajaj Finance Ltd.	68,578	5,601,496
Bajaj Finserv Ltd.	108,941	2,260,676
Balkrishna Industries Ltd.	11,839	398,425
Bank of Baroda	195,520	581,438
Bharat Electronics Ltd.	895,138	3,021,625
Bharat Forge Ltd.	71,325	1,193,869
Bharat Heavy Electricals Ltd.	293,479	830,775
Bharat Petroleum Corp. Ltd.	424,603	1,566,275
Bharti Airtel Ltd.	625,598	11,974,242
Bosch Ltd.	1,826	761,697
Britannia Industries Ltd.	27,699	1,883,199
CG Power & Industrial Solutions Ltd.	169,196	1,413,033
Cholamandalam Investment and Finance Co. Ltd.	112,487	1,695,749
Cipla Ltd.	123,081	2,264,287
Coal India Ltd.	427,567	2,293,449
Colgate-Palmolive India Ltd.	32,670	1,188,219
Container Corp. of India Ltd.	74,384	747,965
Cummins India Ltd.	31,387	1,301,935
Dabur India Ltd.	149,060	955,824
Divi's Laboratories Ltd.	35,249	2,463,569
DLF Ltd.	174,916	1,700,301
Dr Reddy's Laboratories Ltd.	155,700	2,355,083
Eicher Motors Ltd.	36,353	2,109,842
GAIL India Ltd.	609,860	1,445,046
GMR Airports Infrastructure Ltd.(a)	684,743	642,864
Godrej Consumer Products Ltd.	94,600	1,441,402
Godrej Properties Ltd.(a)	30,995	1,054,941
Grasim Industries Ltd.	69,654	2,230,715
Havells India Ltd.	76,486	1,488,517
HCL Technologies Ltd.	259,066	5,420,853
HDFC Asset Management Co. Ltd.(c)	22,373	1,141,726
HDFC Bank Ltd.	1,054,159	21,667,932
HDFC Life Insurance Co. Ltd.(c)	228,133	1,948,600
Hero MotoCorp Ltd.	29,549	1,747,244
Hindalco Industries Ltd.	344,161	2,792,661
Hindustan Aeronautics Ltd., NVS	46,223	2,326,028
Hindustan Petroleum Corp. Ltd.	206,830	935,224
Hindustan Unilever Ltd.	200,693	6,025,567
ICICI Bank Ltd.	1,348,380	20,683,541
ICICI Lombard General Insurance Co. Ltd.(c)	62,161	1,412,125
ICICI Prudential Life Insurance Co. Ltd.(c)	81,333	715,088
IDFC First Bank Ltd.(a)	927,687	724,729
Indian Hotels Co. Ltd., Class A	201,710	1,617,671
Indian Oil Corp. Ltd.	675,769	1,138,928
Indian Railway Catering & Tourism Corp. Ltd.	69,841	680,261
Indus Towers Ltd.(a)	264,194	1,066,004
IndusInd Bank Ltd.	76,230	953,680
Info Edge India Ltd.	21,219	1,872,236

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Infosys Ltd.	821,948	$17,149,652
InterGlobe Aviation Ltd.(a)(c)	45,692	2,195,020
ITC Ltd.	791,345	4,591,296
Jindal Stainless Ltd.	63,403	507,615
Jindal Steel & Power Ltd.	77,498	845,796
Jio Financial Services Ltd., NVS(a)	731,631	2,798,357
JSW Energy Ltd.	85,733	691,118
JSW Steel Ltd.	179,973	2,054,854
Jubilant Foodworks Ltd.	118,201	807,549
Kotak Mahindra Bank Ltd.	261,504	5,368,732
Larsen & Toubro Ltd.	160,363	6,888,664
LTIMindtree Ltd.(c)	27,515	1,861,907
Lupin Ltd.	70,495	1,829,118
Macrotech Developers Ltd.	81,250	1,161,585
Mahindra & Mahindra Ltd.	231,445	7,473,921
Mankind Pharma Ltd.(a)	24,596	778,339
Marico Ltd.	148,901	1,131,367
Maruti Suzuki India Ltd.	33,032	4,335,524
Max Healthcare Institute Ltd.	194,623	2,349,365
Mphasis Ltd.	20,885	711,884
MRF Ltd.	374	543,941
Nestle India Ltd., NVS	72,640	1,953,514
NHPC Ltd., NVS	738,919	723,448
NMDC Ltd.	286,877	753,401
NTPC Ltd.	1,022,107	4,943,504
Oil & Natural Gas Corp. Ltd.	850,268	2,681,512
Oracle Financial Services Software Ltd.	5,356	691,246
Page Industries Ltd.	1,783	913,637
PB Fintech Ltd.(a)	78,057	1,577,099
Persistent Systems Ltd., NVS	23,905	1,522,066
Petronet LNG Ltd.	118,276	466,728
Phoenix Mills Ltd. (The)	48,336	873,144
PI Industries Ltd.	23,399	1,244,684
Pidilite Industries Ltd.	40,055	1,495,647
Polycab India Ltd.	11,997	920,120
Power Finance Corp. Ltd.	353,681	1,900,060
Power Grid Corp. of India Ltd.	1,126,071	4,283,550
Punjab National Bank	599,907	696,792
REC Ltd.	316,401	1,953,514
Reliance Industries Ltd.	1,485,888	23,494,825
Samvardhana Motherson International Ltd.	598,186	1,281,662
SBI Life Insurance Co. Ltd.(c)	112,251	2,161,142
Shree Cement Ltd.	2,849	847,414
Shriram Finance Ltd.	66,516	2,469,553
Siemens Ltd.	22,438	1,856,217
Solar Industries India Ltd.	6,680	810,069
Sona Blw Precision Forgings Ltd.(c)	90,117	733,033
SRF Ltd.	40,714	1,082,537
State Bank of India	462,174	4,497,535
Sun Pharmaceutical Industries Ltd.	230,498	5,058,339
Sundaram Finance Ltd.	11,550	660,100
Supreme Industries Ltd.	16,086	819,552
Suzlon Energy Ltd.(a)	2,293,787	1,818,951
Tata Communications Ltd.	27,944	588,426
Tata Consultancy Services Ltd.	220,955	10,393,078
Tata Consumer Products Ltd.	158,159	1,881,650
Tata Elxsi Ltd.	10,900	908,152
Tata Motors Ltd.	489,105	4,837,757
Tata Power Co. Ltd. (The)	364,437	1,899,652
Tata Steel Ltd.	1,807,107	3,176,031
Tech Mahindra Ltd.	160,370	3,052,485
Thermax Ltd.	10,245	599,626
Titan Co. Ltd.	87,729	3,398,164
Torrent Pharmaceuticals Ltd.	19,965	758,882
Torrent Power Ltd.	41,264	892,660
Trent Ltd.	55,256	4,669,292
Tube Investments of India Ltd.	29,358	1,560,816
TVS Motor Co. Ltd.	111,649	3,304,789
UltraTech Cement Ltd.	24,756	3,250,856
Security	Shares	Value
India (continued)
Union Bank of India Ltd.	389,228	$539,762
United Spirits Ltd.	35,370	608,622
UPL Ltd.	147,310	968,384
Varun Beverages Ltd.	296,475	2,107,573
Vedanta Ltd.	332,007	1,827,589
Vodafone Idea Ltd.(a)	5,883,673	565,738
Wipro Ltd.	312,133	2,031,802
Yes Bank Ltd.(a)	4,325,549	1,044,197
Zomato Ltd.(a)	1,640,808	4,707,489
		367,473,321
Indonesia — 0.2%
Adaro Energy Indonesia Tbk PT	4,744,900	1,092,103
Amman Mineral Internasional PT(a)	1,738,500	1,013,220
Astra International Tbk PT	5,914,900	1,920,256
Bank Central Asia Tbk PT	13,856,900	9,049,584
Bank Mandiri Persero Tbk PT	8,282,928	3,516,258
Bank Negara Indonesia Persero Tbk PT	4,386,676	1,463,115
Bank Rakyat Indonesia Persero Tbk PT	16,565,530	5,050,068
Barito Pacific Tbk PT	7,636,064	483,452
Chandra Asri Pacific Tbk PT	1,912,941	1,066,469
Charoen Pokphand Indonesia Tbk PT	2,389,745	799,373
GoTo Gojek Tokopedia Tbk PT(a)	212,241,300	916,147
Indah Kiat Pulp & Paper Tbk PT	682,500	350,558
Indofood Sukses Makmur Tbk PT	1,754,300	849,486
Kalbe Farma Tbk PT	6,437,900	662,453
Merdeka Copper Gold Tbk PT(a)	2,987,632	461,844
Sumber Alfaria Trijaya Tbk PT	5,838,000	1,234,926
Telkom Indonesia Persero Tbk PT	10,376,500	1,854,724
Unilever Indonesia Tbk PT	2,250,900	281,720
United Tractors Tbk PT	455,306	794,746
		32,860,502
Ireland — 0.2%
AIB Group PLC	441,908	2,369,087
Bank of Ireland Group PLC	186,623	1,729,660
CRH PLC	173,791	16,584,875
Flutter Entertainment PLC(a)	44,154	10,277,727
Kerry Group PLC, Class A	46,027	4,596,964
Kingspan Group PLC	31,983	2,824,320
Smurfit WestRock PLC(b)	133,413	6,870,769
		45,253,402
Israel — 0.2%
Azrieli Group Ltd.	10,219	780,127
Bank Hapoalim BM	328,673	3,424,523
Bank Leumi Le-Israel BM	343,702	3,491,849
Check Point Software Technologies Ltd.(a)	22,190	3,843,530
CyberArk Software Ltd.(a)	11,377	3,145,968
Elbit Systems Ltd.	8,322	1,906,230
Global-e Online Ltd.(a)(b)	25,136	966,228
ICL Group Ltd.(b)	238,515	979,140
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	267,381	1,571,664
Mizrahi Tefahot Bank Ltd.	48,181	1,986,627
Monday.com Ltd.(a)(b)	9,040	2,656,585
Nice Ltd.(a)	15,497	2,692,747
Teva Pharmaceutical Industries Ltd., ADR(a)	285,358	5,262,001
Wix.com Ltd.(a)	14,084	2,353,718
		35,060,941
Italy — 0.6%
Amplifon SpA	30,525	852,687
Banco BPM SpA	269,527	1,817,984
Davide Campari-Milano NV(b)	171,457	1,151,121
DiaSorin SpA	6,732	731,167
Enel SpA	1,879,493	14,254,212
Eni SpA	555,129	8,456,382
Ferrari NV	31,148	14,869,093
FinecoBank Banca Fineco SpA	128,500	2,051,391
Generali	244,898	6,790,090
Infrastrutture Wireless Italiane SpA(c)	45,609	514,231

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Intesa Sanpaolo SpA	3,770,974	$16,139,801
Leonardo SpA	77,415	1,845,249
Mediobanca Banca di Credito Finanziario SpA	150,219	2,478,203
Moncler SpA	46,503	2,583,589
Nexi SpA(a)(c)	135,023	853,452
Poste Italiane SpA(c)	92,344	1,298,480
Prysmian SpA	64,458	4,549,078
Recordati Industria Chimica e Farmaceutica SpA	30,798	1,747,417
Snam SpA	558,909	2,684,946
Stellantis NV	527,297	7,225,194
Telecom Italia SpA/Milano(a)(b)	3,091,893	783,190
Tenaris SA, NVS	134,823	2,221,272
Terna - Rete Elettrica Nazionale	414,786	3,592,765
UniCredit SpA	378,869	16,760,853
		116,251,847
Japan — 4.9%
Advantest Corp.	190,200	11,012,505
Aeon Co. Ltd.	162,400	3,979,308
AGC Inc.	50,400	1,544,515
Aisin Corp.	132,000	1,372,453
Ajinomoto Co. Inc.	116,000	4,456,227
ANA Holdings Inc.	37,000	728,779
Asahi Group Holdings Ltd.	342,900	4,116,608
Asahi Kasei Corp.	295,700	2,039,940
Asics Corp.	166,000	2,899,505
Astellas Pharma Inc.	432,900	5,068,535
Bandai Namco Holdings Inc.	151,200	3,170,076
Bridgestone Corp.	144,500	5,149,271
Brother Industries Ltd.	63,700	1,240,700
Canon Inc.	243,600	7,923,085
Capcom Co. Ltd.	88,500	1,751,278
Central Japan Railway Co.	163,400	3,383,887
Chiba Bank Ltd. (The)	122,000	890,321
Chubu Electric Power Co. Inc.	164,500	1,890,953
Chugai Pharmaceutical Co. Ltd.	163,000	7,755,777
Concordia Financial Group Ltd.	262,700	1,301,231
Dai Nippon Printing Co. Ltd.	112,400	1,950,856
Daifuku Co. Ltd.	81,900	1,539,452
Dai-ichi Life Holdings Inc.	233,200	5,813,746
Daiichi Sankyo Co. Ltd.	463,200	15,076,334
Daikin Industries Ltd.	63,300	7,599,589
Daito Trust Construction Co. Ltd.	9,400	1,038,732
Daiwa House Industry Co. Ltd.	140,000	4,176,011
Daiwa Securities Group Inc.	355,800	2,327,743
Denso Corp.	456,600	6,485,315
Dentsu Group Inc.	55,700	1,719,333
Disco Corp.	23,800	6,771,922
East Japan Railway Co.	224,400	4,507,147
Eisai Co. Ltd.	58,100	1,968,435
ENEOS Holdings Inc.	741,980	3,742,952
FANUC Corp.	233,900	6,205,676
Fast Retailing Co. Ltd.	46,500	14,867,047
Fuji Electric Co. Ltd.	34,100	1,736,641
FUJIFILM Holdings Corp.	266,100	6,330,071
Fujitsu Ltd.	438,400	8,428,609
Hamamatsu Photonics KK	66,600	880,628
Hankyu Hanshin Holdings Inc.	61,500	1,672,188
Hikari Tsushin Inc.	5,400	1,089,893
Hitachi Construction Machinery Co. Ltd.	31,000	672,596
Hitachi Ltd.	1,141,800	28,687,565
Honda Motor Co. Ltd.	1,117,800	11,241,837
Hoshizaki Corp.	30,300	995,907
Hoya Corp.	86,700	11,599,937
Hulic Co. Ltd.	124,800	1,155,694
Ibiden Co. Ltd.	30,900	981,529
Idemitsu Kosan Co. Ltd.	244,300	1,665,499
Inpex Corp.	243,700	3,212,466
Isuzu Motors Ltd.	163,000	2,107,881
ITOCHU Corp.	287,800	14,236,840
Security	Shares	Value
Japan (continued)
Japan Airlines Co. Ltd.	42,000	$673,599
Japan Exchange Group Inc.	264,000	3,094,360
Japan Post Bank Co. Ltd.	363,300	3,244,758
Japan Post Holdings Co. Ltd.	499,600	4,609,351
Japan Post Insurance Co. Ltd.	50,200	827,206
Japan Real Estate Investment Corp.	361	1,313,120
Japan Tobacco Inc.	293,900	8,204,939
JFE Holdings Inc.	125,800	1,514,552
Kajima Corp.	116,000	1,998,160
Kansai Electric Power Co. Inc. (The)	173,000	2,774,414
Kao Corp.	119,500	5,267,005
Kawasaki Kisen Kaisha Ltd.	105,600	1,458,762
KDDI Corp.	379,400	11,829,461
Keisei Electric Railway Co. Ltd.(b)	35,500	923,633
Keyence Corp.	48,100	21,712,980
Kikkoman Corp.	166,300	1,951,156
Kirin Holdings Co. Ltd.	202,900	2,987,221
Kobe Bussan Co. Ltd.	45,000	1,103,836
Komatsu Ltd.	218,100	5,645,581
Konami Group Corp.	28,100	2,575,641
Kubota Corp.	254,200	3,247,934
Kyocera Corp.	320,000	3,245,347
Kyowa Kirin Co. Ltd.	55,800	919,682
Lasertec Corp.	19,800	2,686,774
LY Corp.	688,200	1,877,263
M3 Inc.	112,800	1,159,306
Makita Corp.	62,900	2,053,803
Marubeni Corp.	352,900	5,275,582
MatsukiyoCocokara & Co.	82,200	1,119,127
Mazda Motor Corp.	145,100	1,025,783
McDonald's Holdings Co. Japan Ltd.(b)	24,100	1,021,284
MEIJI Holdings Co. Ltd.	58,000	1,355,140
Minebea Mitsumi Inc.	100,600	1,771,010
Mitsubishi Chemical Group Corp.	300,000	1,618,826
Mitsubishi Corp.	810,700	14,831,002
Mitsubishi Electric Corp.	480,500	8,453,211
Mitsubishi Estate Co. Ltd.	258,900	3,828,620
Mitsubishi HC Capital Inc.	146,600	981,668
Mitsubishi Heavy Industries Ltd.	780,000	11,011,221
Mitsubishi UFJ Financial Group Inc.	2,709,100	28,554,548
Mitsui & Co. Ltd.	636,200	12,970,615
Mitsui Chemicals Inc.	45,000	1,028,061
Mitsui Fudosan Co. Ltd.	658,400	5,617,698
Mitsui OSK Lines Ltd.	86,400	2,941,535
Mizuho Financial Group Inc.	574,890	11,941,034
MonotaRO Co. Ltd.	82,000	1,237,080
MS&AD Insurance Group Holdings Inc.	327,300	7,239,656
Murata Manufacturing Co. Ltd.	403,500	7,049,592
NEC Corp.	57,000	4,850,148
Nexon Co. Ltd.	83,900	1,454,150
Nidec Corp.	209,800	4,179,387
Nintendo Co. Ltd.	253,700	13,401,184
Nippon Building Fund Inc.	2,100	1,803,673
Nippon Paint Holdings Co. Ltd.	249,800	1,911,839
Nippon Prologis REIT Inc.	382	614,593
Nippon Sanso Holdings Corp.	45,500	1,579,396
Nippon Steel Corp.	209,034	4,182,641
Nippon Telegraph & Telephone Corp.	6,804,000	6,564,735
Nippon Yusen KK	115,200	3,856,828
Nissan Motor Co. Ltd.	539,500	1,437,255
Nissin Foods Holdings Co. Ltd.	51,000	1,373,274
Nitori Holdings Co. Ltd.	20,200	2,572,562
Nitto Denko Corp.	191,500	3,150,889
Nomura Holdings Inc.	749,700	3,844,389
Nomura Real Estate Holdings Inc.	26,300	647,499
Nomura Research Institute Ltd.	98,000	2,931,513
NTT Data Group Corp.	163,200	2,581,861
Obayashi Corp.	174,300	2,136,782
Obic Co. Ltd.	85,000	2,777,581

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Olympus Corp.	299,600	$5,273,644
Omron Corp.	48,100	1,899,051
Ono Pharmaceutical Co. Ltd.	104,400	1,303,975
Oracle Corp./Japan	8,800	841,835
Oriental Land Co. Ltd./Japan	269,500	6,513,044
ORIX Corp.	291,900	6,150,295
Osaka Gas Co. Ltd.	94,900	2,033,579
Otsuka Corp.	61,600	1,382,517
Otsuka Holdings Co. Ltd.	97,100	5,865,882
Pan Pacific International Holdings Corp.	96,500	2,393,999
Panasonic Holdings Corp.	562,600	4,630,218
Rakuten Group Inc.(a)	378,500	2,259,097
Recruit Holdings Co. Ltd.	365,000	22,287,821
Renesas Electronics Corp.	402,400	5,391,484
Resona Holdings Inc.	510,800	3,370,138
Ricoh Co. Ltd.	142,600	1,544,740
Rohm Co. Ltd.	91,100	1,004,361
SBI Holdings Inc.	68,330	1,500,465
SCREEN Holdings Co. Ltd.	21,100	1,347,038
SCSK Corp.	53,300	994,562
Secom Co. Ltd.	93,800	3,335,799
Seiko Epson Corp.	82,100	1,492,221
Sekisui Chemical Co. Ltd.	97,500	1,376,008
Sekisui House Ltd.	153,700	3,712,094
Seven & i Holdings Co. Ltd.	527,400	7,594,525
SG Holdings Co. Ltd.	96,900	971,747
Shimadzu Corp.	65,100	1,920,310
Shimano Inc.	20,100	2,952,883
Shin-Etsu Chemical Co. Ltd.	443,400	16,247,924
Shionogi & Co. Ltd.	193,800	2,767,995
Shiseido Co. Ltd.	97,500	2,104,529
Shizuoka Financial Group Inc., NVS	125,400	1,000,634
SMC Corp.	12,800	5,434,191
SoftBank Corp.	6,702,000	8,437,165
SoftBank Group Corp.	253,600	15,119,248
Sompo Holdings Inc.	222,000	4,759,475
Sony Group Corp.	1,543,500	27,161,762
Subaru Corp.	152,500	2,723,532
SUMCO Corp.	93,900	897,817
Sumitomo Corp.	256,100	5,402,790
Sumitomo Electric Industries Ltd.	182,400	2,805,778
Sumitomo Metal Mining Co. Ltd.	65,000	1,797,157
Sumitomo Mitsui Financial Group Inc.	928,500	19,697,690
Sumitomo Mitsui Trust Group Inc.	163,216	3,579,379
Sumitomo Realty & Development Co. Ltd.	73,400	2,177,318
Suntory Beverage & Food Ltd.	41,700	1,406,725
Suzuki Motor Corp.	374,600	3,717,279
Sysmex Corp.	120,600	2,237,543
T&D Holdings Inc.	110,100	1,757,443
Taisei Corp.	45,700	1,924,495
Takeda Pharmaceutical Co. Ltd.	394,234	10,999,599
TDK Corp.	463,500	5,448,578
Terumo Corp.	325,500	6,199,245
TIS Inc.	63,100	1,573,491
Toho Co. Ltd./Tokyo	35,500	1,355,680
Tokio Marine Holdings Inc.	464,600	16,733,097
Tokyo Electric Power Co. Holdings Inc.(a)	393,800	1,590,367
Tokyo Electron Ltd.	111,400	16,392,839
Tokyo Gas Co. Ltd.	99,200	2,447,550
Tokyu Corp.	126,200	1,555,845
Toppan Holdings Inc.	60,500	1,769,701
Toray Industries Inc.	358,000	1,946,828
TOTO Ltd.	37,700	1,051,822
Toyota Industries Corp.	38,900	2,696,628
Toyota Motor Corp.	2,546,600	43,878,918
Toyota Tsusho Corp.	163,800	2,784,389
Trend Micro Inc./Japan	28,800	1,506,885
Unicharm Corp.	101,800	3,282,536
West Japan Railway Co.	116,100	2,063,529
Security	Shares	Value
Japan (continued)
Yakult Honsha Co. Ltd.	75,600	$1,642,870
Yamaha Motor Co. Ltd.	223,800	1,956,240
Yaskawa Electric Corp.	62,500	1,791,218
Yokogawa Electric Corp.	61,400	1,361,348
Zensho Holdings Co. Ltd.	24,800	1,244,193
ZOZO Inc.	39,200	1,271,078
		920,831,016
Kuwait — 0.1%
Boubyan Bank KSCP	448,025	814,603
Kuwait Finance House KSCP	2,512,941	5,899,756
Mabanee Co. KPSC	249,646	679,890
Mobile Telecommunications Co. KSCP	571,369	850,004
National Bank of Kuwait SAKP	1,640,951	4,543,963
		12,788,216
Malaysia — 0.1%
Axiata Group Bhd	352,300	181,163
CELCOMDIGI Bhd	1,068,683	828,823
CIMB Group Holdings Bhd	1,506,900	2,732,505
Genting Bhd	650,700	584,558
Genting Malaysia Bhd	423,900	216,315
Hong Leong Bank Bhd	198,400	925,598
IHH Healthcare Bhd	648,400	1,073,510
Inari Amertron Bhd	783,100	507,662
Kuala Lumpur Kepong Bhd	81,500	397,092
Malayan Banking Bhd	1,513,100	3,623,591
Malaysia Airports Holdings Bhd	280,000	648,367
Maxis Bhd	808,200	665,462
MISC Bhd	365,300	624,860
MR DIY Group M Bhd(c)	430,200	214,391
Nestle Malaysia Bhd	21,400	487,569
Petronas Chemicals Group Bhd	887,300	1,092,845
Petronas Gas Bhd	320,600	1,265,122
PPB Group Bhd	169,400	538,415
Press Metal Aluminium Holdings Bhd	1,091,100	1,174,308
Public Bank Bhd	3,739,150	3,762,640
RHB Bank Bhd	406,400	594,038
SD Guthrie Bhd	336,100	352,466
Telekom Malaysia Bhd	404,400	598,704
Tenaga Nasional Bhd	747,900	2,392,636
YTL Corp. Bhd	902,500	403,446
YTL Power International Bhd	575,700	401,006
		26,287,092
Mexico — 0.2%
America Movil SAB de CV, Series B	4,499,310	3,555,016
Arca Continental SAB de CV	113,100	968,298
Banco del Bajio SA(c)	180,800	401,908
Cemex SAB de CV, NVS	3,710,854	1,954,691
Coca-Cola Femsa SAB de CV	124,900	1,039,424
Fibra Uno Administracion SA de CV	674,500	776,655
Fomento Economico Mexicano SAB de CV	510,600	4,956,338
Gruma SAB de CV, Class B	42,125	727,659
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	76,200	638,291
Grupo Aeroportuario del Pacifico SAB de CV, Class B	93,085	1,614,072
Grupo Aeroportuario del Sureste SAB de CV, Class B	47,360	1,266,681
Grupo Bimbo SAB de CV, Series A(b)	337,000	1,046,899
Grupo Carso SAB de CV, Series A1	180,000	1,082,276
Grupo Comercial Chedraui SA de CV	69,900	442,292
Grupo Financiero Banorte SAB de CV, Class O	664,100	4,624,256
Grupo Financiero Inbursa SAB de CV, Class O(a)	559,000	1,255,197
Grupo Mexico SAB de CV, Series B	852,428	4,459,916
Industrias Penoles SAB de CV(a)	45,395	713,066
Kimberly-Clark de Mexico SAB de CV, Class A	306,900	440,652
Orbia Advance Corp. SAB de CV	352,558	323,495
Prologis Property Mexico SA de CV	261,150	874,046

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
Wal-Mart de Mexico SAB de CV	1,276,500	$3,509,984
		36,671,112
Netherlands — 1.0%
ABN AMRO Bank NV, CVA(c)	112,918	1,866,049
Adyen NV(a)(c)	5,489	8,385,320
Aegon Ltd.	397,216	2,507,155
AerCap Holdings NV	49,471	4,628,012
Akzo Nobel NV	43,885	2,800,453
ASM International NV	12,470	6,964,584
ASML Holding NV	98,739	66,464,285
ASR Nederland NV	34,990	1,658,491
BE Semiconductor Industries NV	18,753	1,996,184
Coca-Cola Europacific Partners PLC	51,169	3,888,844
DSM-Firmenich AG	45,803	5,431,466
EXOR NV, NVS	24,257	2,562,006
Heineken Holding NV	34,434	2,385,866
Heineken NV	69,999	5,741,088
IMCD NV(b)	13,078	2,079,285
ING Groep NV	833,684	14,147,938
InPost SA(a)	43,297	844,642
JDE Peet's NV	20,891	471,645
Koninklijke Ahold Delhaize NV	235,930	7,778,541
Koninklijke KPN NV	899,884	3,517,003
Koninklijke Philips NV(a)	200,865	5,284,519
NN Group NV	63,700	3,127,176
Prosus NV	354,634	14,946,003
Randstad NV	27,202	1,254,215
Universal Music Group NV	197,548	4,971,527
Wolters Kluwer NV	63,154	10,615,150
		186,317,447
New Zealand — 0.0%
Auckland International Airport Ltd.	392,084	1,710,745
Fisher & Paykel Healthcare Corp. Ltd.	154,680	3,314,962
Meridian Energy Ltd.	262,386	931,830
Spark New Zealand Ltd.	533,560	925,719
		6,883,256
Norway — 0.1%
Aker BP ASA	88,688	1,897,716
DNB Bank ASA	229,732	4,760,729
Equinor ASA	200,916	4,774,205
Gjensidige Forsikring ASA	33,914	611,982
Kongsberg Gruppen ASA	22,546	2,353,604
Mowi ASA	96,691	1,666,948
Norsk Hydro ASA	370,683	2,300,959
Orkla ASA	210,525	1,944,945
Salmar ASA	17,034	864,073
Telenor ASA	168,426	2,068,540
Yara International ASA	45,523	1,368,976
		24,612,677
Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	48,226	629,832
Credicorp Ltd.	16,618	3,059,872
Southern Copper Corp.	20,762	2,274,477
		5,964,181
Philippines — 0.1%
Ayala Corp.	51,850	613,368
Ayala Land Inc.	2,224,800	1,248,050
Bank of the Philippine Islands	540,678	1,328,125
BDO Unibank Inc.	572,846	1,499,242
International Container Terminal Services Inc.	177,000	1,206,195
JG Summit Holdings Inc.	576,359	241,017
Jollibee Foods Corp.	179,700	818,727
Metropolitan Bank & Trust Co.	517,180	674,114
PLDT Inc.	16,515	405,871
SM Investments Corp.	70,920	1,143,557
SM Prime Holdings Inc.	2,972,825	1,563,655
		10,741,921
Security	Shares	Value
Poland — 0.1%
Allegro.eu SA (a)(c)	122,096	$1,074,387
Bank Polska Kasa Opieki SA	54,196	1,896,114
Budimex SA	2,316	289,648
CD Projekt SA	16,970	683,250
Dino Polska SA(a)(b)(c)	13,014	1,078,445
KGHM Polska Miedz SA	41,190	1,541,646
LPP SA	303	1,102,714
mBank SA(a)(b)	2,468	347,071
ORLEN SA	131,663	1,719,133
PGE Polska Grupa Energetyczna SA(a)	123,815	214,051
Powszechna Kasa Oszczednosci Bank Polski SA	238,304	3,311,054
Powszechny Zaklad Ubezpieczen SA	153,894	1,526,197
Santander Bank Polska SA	9,521	1,067,667
		15,851,377
Portugal — 0.0%
Banco Espirito Santo SA, Registered,NVS(d)(e)	3	—
EDP Renovaveis SA	77,222	1,046,637
EDP SA	770,251	3,032,398
Galp Energia SGPS SA	118,360	2,022,995
Jeronimo Martins SGPS SA	74,605	1,450,179
		7,552,209
Qatar — 0.1%
Commercial Bank PSQC (The)	900,003	1,049,026
Dukhan Bank	665,203	672,691
Industries Qatar QSC	435,141	1,591,066
Masraf Al Rayan QSC	1,481,824	962,859
Mesaieed Petrochemical Holding Co.	1,233,545	535,050
Ooredoo QPSC	406,719	1,276,156
Qatar Gas Transport Co. Ltd.	909,529	1,067,266
Qatar Islamic Bank QPSC	480,605	2,698,783
Qatar National Bank QPSC	1,116,419	5,306,372
		15,159,269
Russia — 0.0%
Alrosa PJSC(a)(d)	472,000	49
Mobile TeleSystems PJSC(a)(d)	482,206	50
Moscow Exchange MICEX-RTS PJSC(a)(d)	490,370	50
PhosAgro PJSC, New(a)(d)	511	5
Polyus PJSC(a)(d)	9,781	1
Rosneft Oil Co. PJSC(a)(d)	352,530	36
Sberbank of Russia PJSC(a)(d)	2,557,600	263
Severstal PAO(a)(d)	47,814	5
TCS Group Holding PLC, GDR(a)(d)(e)	35,279	4
X5 Retail Group NV, GDR(a)(d)	24,002	2
Yandex NV, Class A(a)(d)	90,278	9
		474
Saudi Arabia — 0.4%
ACWA Power Co.	37,082	4,533,923
Ades Holding Co.	97,978	515,363
Al Rajhi Bank	490,492	11,460,644
Alinma Bank	361,131	2,698,264
Almarai Co. JSC	73,473	1,075,860
Arab National Bank	220,060	1,106,735
Arabian Internet & Communications Services Co.	4,986	337,779
Bank AlBilad	141,813	1,387,306
Bank Al-Jazira(a)	147,413	643,533
Banque Saudi Fransi	173,789	1,439,101
Bupa Arabia for Cooperative Insurance Co.	19,939	1,069,232
Co. for Cooperative Insurance (The)	17,265	643,977
Dar Al Arkan Real Estate Development Co.(a)	168,874	747,741
Dr Sulaiman Al Habib Medical Services Group Co.	20,688	1,576,512
Elm Co.	5,931	1,611,112
Etihad Etisalat Co.	101,974	1,404,034
Mouwasat Medical Services Co.	32,345	807,978
Riyad Bank	430,351	2,941,551
SABIC Agri-Nutrients Co.	65,132	1,969,936
Sahara International Petrochemical Co.	101,323	708,503
SAL Saudi Logistics Services	5,905	432,595
Saudi Arabian Mining Co.(a)	370,125	5,541,079

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Saudi Arabian Oil Co.(c)	1,010,399	$7,257,752
Saudi Awwal Bank	245,193	2,207,060
Saudi Basic Industries Corp.	229,341	4,439,410
Saudi Electricity Co.	223,911	975,575
Saudi Industrial Investment Group	77,468	367,001
Saudi Investment Bank (The)	117,622	412,282
Saudi Kayan Petrochemical Co.(a)	195,819	404,835
Saudi National Bank (The)	766,930	6,742,024
Saudi Research & Media Group(a)	7,060	559,806
Saudi Tadawul Group Holding Co.	12,524	792,930
Saudi Telecom Co.	457,096	5,130,100
Savola Group (The)(a)	135,253	925,770
Yanbu National Petrochemical Co.	64,223	679,228
		75,546,531
Singapore — 0.3%
CapitaLand Ascendas REIT(b)	1,099,279	2,227,697
CapitaLand Integrated Commercial Trust	1,671,241	2,539,080
CapitaLand Investment Ltd./Singapore(b)	809,500	1,710,140
DBS Group Holdings Ltd.	475,760	13,794,563
Genting Singapore Ltd.(b)	1,998,600	1,258,734
Grab Holdings Ltd., Class A(a)	395,612	1,614,097
Keppel Ltd.(b)	407,100	1,959,963
Oversea-Chinese Banking Corp. Ltd.	891,100	10,223,682
Sea Ltd., ADR(a)	91,058	8,564,005
Sembcorp Industries Ltd.(b)	272,400	1,033,444
Singapore Airlines Ltd.(b)	308,600	1,505,384
Singapore Exchange Ltd.	95,300	816,625
Singapore Technologies Engineering Ltd.(b)	432,300	1,482,140
Singapore Telecommunications Ltd.	1,909,700	4,505,423
United Overseas Bank Ltd.	304,200	7,394,809
Wilmar International Ltd.(b)	425,000	1,025,850
		61,655,636
South Africa — 0.3%
Absa Group Ltd.	192,876	1,844,849
Anglo American Platinum Ltd.	15,298	601,324
Anglogold Ashanti PLC, NVS	108,683	3,032,160
Aspen Pharmacare Holdings Ltd.	105,329	1,066,374
Bid Corp. Ltd.	98,798	2,337,696
Bidvest Group Ltd. (The)	85,142	1,377,779
Capitec Bank Holdings Ltd.	22,024	3,978,653
Clicks Group Ltd.	54,661	1,166,825
Discovery Ltd.	121,357	1,244,450
Exxaro Resources Ltd.	51,288	483,650
FirstRand Ltd.	1,221,702	5,367,785
Gold Fields Ltd.	231,691	3,820,833
Harmony Gold Mining Co. Ltd.	162,826	1,766,560
Impala Platinum Holdings Ltd.(a)	224,703	1,483,159
Kumba Iron Ore Ltd.	23,925	450,544
MTN Group Ltd.	430,087	2,135,310
Naspers Ltd., Class N	45,620	10,782,170
Nedbank Group Ltd.	138,839	2,339,158
NEPI Rockcastle NV	88,615	695,500
Northam Platinum Holdings Ltd.	107,107	791,122
Old Mutual Ltd.	1,454,076	1,003,748
Reinet Investments SCA	31,273	867,928
Remgro Ltd.	98,028	853,839
Sanlam Ltd.	426,027	2,119,986
Sasol Ltd.	159,553	896,770
Shoprite Holdings Ltd.	121,724	2,102,222
Sibanye Stillwater Ltd.(a)	620,095	722,937
Standard Bank Group Ltd.	317,804	4,375,374
Vodacom Group Ltd.	119,982	751,170
Woolworths Holdings Ltd./South Africa	286,667	1,058,538
		61,518,413
South Korea — 1.0%
Alteogen Inc.(a)	10,344	2,800,569
Amorepacific Corp.	8,146	687,574
Celltrion Inc.	36,901	4,851,885
Security	Shares	Value
South Korea (continued)
Celltrion Pharm Inc.(a)	5,484	$245,258
CJ CheilJedang Corp.	2,527	499,985
CosmoAM&T Co. Ltd.(a)	6,362	472,027
Coway Co. Ltd.	17,915	818,484
DB Insurance Co. Ltd.	8,850	697,549
Doosan Bobcat Inc.	15,668	421,864
Doosan Enerbility Co. Ltd.(a)(b)	101,835	1,463,160
Ecopro BM Co. Ltd.(a)	11,813	1,441,602
Ecopro Co. Ltd.(a)	25,586	1,450,443
Enchem Co. Ltd.(a)	2,484	309,932
Hana Financial Group Inc.	76,579	3,303,962
Hanjin Kal Corp.	6,952	424,315
Hankook Tire & Technology Co. Ltd.	18,903	481,432
Hanmi Pharm Co. Ltd.	3,034	700,358
Hanmi Semiconductor Co. Ltd.	11,650	757,923
Hanwha Aerospace Co. Ltd.	7,732	2,045,836
Hanwha Ocean Co. Ltd.(a)	24,233	466,421
Hanwha Solutions Corp.	28,495	437,580
HD Hyundai Co. Ltd.	11,574	667,805
HD Hyundai Electric Co. Ltd.	6,131	1,434,982
HD Hyundai Heavy Industries Co. Ltd.(a)	5,270	693,918
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	13,802	1,826,155
HLB Inc.(a)	33,712	1,599,423
HMM Co. Ltd.	73,812	911,908
HYBE Co. Ltd.	4,578	613,233
Hyundai Engineering & Construction Co. Ltd.	16,025	322,746
Hyundai Glovis Co. Ltd.	11,446	1,007,045
Hyundai Mobis Co. Ltd.	16,004	2,876,443
Hyundai Motor Co.	35,287	5,435,269
Hyundai Steel Co.	26,473	483,902
Industrial Bank of Korea	37,236	379,272
Kakao Corp.	84,817	2,257,459
KakaoBank Corp.	42,100	656,353
KB Financial Group Inc.	92,000	5,986,330
Kia Corp.	62,296	4,119,567
Korea Aerospace Industries Ltd.	24,015	1,012,845
Korea Electric Power Corp.(a)	72,087	1,205,194
Korea Zinc Co. Ltd.	2,847	2,051,507
Korean Air Lines Co. Ltd.	35,198	607,582
Krafton Inc.(a)	7,411	1,771,748
KT Corp.	7,931	252,881
KT&G Corp.	28,791	2,286,989
Kum Yang Co. Ltd.(a)	8,554	254,704
Kumho Petrochemical Co. Ltd.	4,369	449,897
L&F Co. Ltd.(a)(b)	6,980	591,255
LG Chem Ltd.	13,029	2,929,496
LG Corp.	24,312	1,328,545
LG Display Co. Ltd.(a)	107,533	821,353
LG Electronics Inc.	27,649	1,780,545
LG Energy Solution Ltd.(a)(b)	11,345	3,329,420
LG H&H Co. Ltd.	2,907	695,928
LG Innotek Co. Ltd.	4,287	544,193
LG Uplus Corp.	30,970	224,463
Lotte Chemical Corp.	6,992	480,629
Meritz Financial Group Inc.	22,997	1,701,993
Mirae Asset Securities Co. Ltd.	64,379	419,749
NAVER Corp.	31,018	3,794,177
NCSoft Corp.	4,468	701,439
Netmarble Corp.(a)(c)	7,710	322,274
Orion Corp./Republic of Korea	7,240	521,794
Posco DX Co. Ltd.	14,152	276,478
POSCO Future M Co. Ltd.	7,937	1,274,707
POSCO Holdings Inc.	16,858	4,061,960
Posco International Corp.(b)	13,678	513,278
Samsung Biologics Co. Ltd.(a)(c)	4,709	3,405,737
Samsung C&T Corp.	23,517	1,985,690
Samsung E&A Co. Ltd.(a)	41,262	531,038
Samsung Electro-Mechanics Co. Ltd.	12,475	1,060,687

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Samsung Electronics Co. Ltd.	1,166,076	$49,512,736
Samsung Fire & Marine Insurance Co. Ltd.	7,562	1,833,337
Samsung Heavy Industries Co. Ltd.(a)	201,117	1,387,264
Samsung Life Insurance Co. Ltd.	19,422	1,421,194
Samsung SDI Co. Ltd.	13,630	3,195,757
Samsung SDS Co. Ltd.	9,873	1,018,231
Shinhan Financial Group Co. Ltd.	97,198	3,620,644
SK Biopharmaceuticals Co. Ltd.(a)	8,921	757,701
SK Bioscience Co. Ltd.(a)	6,441	251,460
SK Hynix Inc.	135,169	17,695,490
SK Inc.	9,380	1,003,760
SK Innovation Co. Ltd.(a)	14,534	1,228,139
SK Square Co. Ltd.(a)	24,757	1,495,071
SK Telecom Co. Ltd.	14,580	598,352
SKC Co. Ltd.(a)	6,217	670,875
S-Oil Corp.	11,194	464,337
Woori Financial Group Inc.	144,540	1,609,166
Yuhan Corp.	13,155	1,313,181
		188,316,839
Spain — 0.6%
Acciona SA	4,957	636,133
ACS Actividades de Construccion y Servicios SA	57,189	2,742,523
Aena SME SA(c)	15,879	3,519,105
Amadeus IT Group SA	107,503	7,793,243
Banco Bilbao Vizcaya Argentaria SA	1,465,965	14,593,201
Banco de Sabadell SA	1,273,812	2,484,422
Banco Santander SA	3,920,236	19,151,883
CaixaBank SA	1,004,983	6,124,124
Cellnex Telecom SA(c)	131,119	4,815,444
Endesa SA	77,241	1,666,943
Ferrovial SE	136,315	5,470,706
Grifols SA(a)(b)	87,324	980,234
Iberdrola SA	1,534,306	22,791,397
Industria de Diseno Textil SA	254,806	14,527,673
Redeia Corp. SA	116,669	2,160,203
Repsol SA	313,566	3,925,334
Telefonica SA	1,096,203	5,144,098
		118,526,666
Sweden — 0.7%
AddTech AB, Class B	64,399	1,792,948
Alfa Laval AB	77,133	3,414,656
Assa Abloy AB, Class B	249,876	7,826,798
Atlas Copco AB, Class A	685,748	11,317,180
Atlas Copco AB, Class B	351,167	5,105,863
Beijer Ref AB, Class B	108,774	1,638,529
Boliden AB	71,490	2,236,503
Epiroc AB, Class A	194,400	3,796,689
Epiroc AB, Class B	22,967	395,653
EQT AB	89,213	2,588,337
Essity AB, Class B	142,725	4,029,422
Evolution AB(c)	45,059	4,260,185
Fastighets AB Balder, Class B(a)	186,118	1,447,911
Getinge AB, Class B	60,895	1,077,273
H & M Hennes & Mauritz AB, Class B	142,546	2,124,974
Hexagon AB, Class B	519,573	4,857,550
Holmen AB, Class B	24,032	949,697
Husqvarna AB, Class B	103,301	667,144
Industrivarden AB, Class A	16,252	560,544
Industrivarden AB, Class C	46,282	1,590,803
Indutrade AB	64,604	1,757,923
Investment AB Latour, Class B	39,962	1,103,019
Investor AB, Class B	436,185	12,345,804
L E Lundbergforetagen AB, Class B	16,751	829,339
Lifco AB, Class B	68,651	2,048,402
Nibe Industrier AB, Class B	369,861	1,793,287
Saab AB, Class B	81,147	1,666,661
Sagax AB, Class B	57,164	1,377,587
Sandvik AB	259,684	5,111,513
Securitas AB, Class B	122,768	1,444,228
Security	Shares	Value
Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A	399,778	$5,646,167
Skanska AB, Class B	79,698	1,622,496
SKF AB, Class B	89,185	1,691,655
Svenska Cellulosa AB SCA, Class B	165,258	2,187,893
Svenska Handelsbanken AB, Class A	353,943	3,677,694
Swedbank AB, Class A	210,923	4,279,738
Swedish Orphan Biovitrum AB(a)	48,029	1,501,111
Tele2 AB, Class B	129,607	1,358,164
Telefonaktiebolaget LM Ericsson, Class B	698,869	5,859,393
Telia Co. AB	616,408	1,792,717
Trelleborg AB, Class B	46,613	1,550,587
Volvo AB, Class B	418,411	10,898,274
Volvo Car AB, Class B(a)(b)	201,473	435,326
		133,657,637
Switzerland — 2.1%
ABB Ltd., Registered	393,008	21,839,887
Adecco Group AG, Registered	40,145	1,255,804
Alcon AG	121,859	11,193,086
Avolta AG, Registered	24,763	984,539
Bachem Holding AG	8,362	661,770
Baloise Holding AG, Registered	10,654	2,038,955
Banque Cantonale Vaudoise, Registered	8,778	874,702
Barry Callebaut AG, Registered	816	1,431,172
BKW AG	5,428	953,699
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	253	2,984,441
Chocoladefabriken Lindt & Spruengli AG, Registered	30	3,494,077
Cie Financiere Richemont SA, Class A, Registered	132,646	19,313,306
Clariant AG, Registered	65,002	903,371
EMS-Chemie Holding AG, Registered	1,756	1,350,468
Geberit AG, Registered	8,801	5,513,723
Givaudan SA, Registered	2,316	10,995,090
Helvetia Holding AG, Registered	8,981	1,516,990
Holcim AG	122,203	12,000,417
Julius Baer Group Ltd.	55,925	3,409,835
Kuehne + Nagel International AG, Registered	12,282	3,066,064
Logitech International SA, Registered	40,315	3,301,063
Lonza Group AG, Registered	18,184	11,189,124
Nestle SA, Registered	651,278	61,540,955
Novartis AG, Registered	489,464	53,109,903
Partners Group Holding AG	5,551	7,637,224
Roche Holding AG, Bearer	7,437	2,527,557
Roche Holding AG, NVS	174,042	53,936,211
Sandoz Group AG	101,995	4,649,775
Schindler Holding AG, Participation Certificates, NVS	8,783	2,556,100
Schindler Holding AG, Registered	6,922	1,973,408
SGS SA	38,254	4,049,826
SIG Group AG	68,935	1,487,628
Sika AG, Registered	37,324	10,395,373
Sonova Holding AG, Registered	12,521	4,581,904
Straumann Holding AG	25,778	3,398,554
Swatch Group AG (The), Bearer	9,044	1,855,856
Swiss Life Holding AG, Registered	7,688	6,260,335
Swiss Prime Site AG, Registered	24,140	2,618,747
Swiss Re AG	73,619	9,400,213
Swisscom AG, Registered	6,364	3,877,465
Temenos AG, Registered	17,894	1,239,431
UBS Group AG, Registered	830,108	25,391,330
VAT Group AG(c)	6,854	2,853,964
Zurich Insurance Group AG	35,832	21,126,717
		406,740,059
Taiwan — 1.9%
Accton Technology Corp.	128,000	2,150,871
Acer Inc.	819,000	1,014,882
Advantech Co. Ltd.	131,312	1,286,866
Airtac International Group	35,393	979,676
Alchip Technologies Ltd.	21,000	1,300,809

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
ASE Technology Holding Co. Ltd.	816,873	$3,852,207
Asia Cement Corp.	754,000	1,095,649
Asia Vital Components Co. Ltd.	78,000	1,494,223
Asustek Computer Inc.	190,000	3,355,001
AUO Corp.	1,790,400	922,404
Catcher Technology Co. Ltd.	155,000	1,128,115
Cathay Financial Holding Co. Ltd.	2,440,264	5,153,701
Chailease Holding Co. Ltd.	325,555	1,524,503
Chang Hwa Commercial Bank Ltd.	1,001,057	550,078
Cheng Shin Rubber Industry Co. Ltd.	278,000	399,279
China Airlines Ltd.	813,000	566,969
China Steel Corp.	2,637,305	1,844,539
Chunghwa Telecom Co. Ltd.	902,140	3,424,466
Compal Electronics Inc.	898,000	985,777
CTBC Financial Holding Co. Ltd.	4,224,142	4,682,773
Delta Electronics Inc.	460,000	5,681,403
E Ink Holdings Inc.	186,000	1,740,813
E.Sun Financial Holding Co. Ltd.	3,554,681	3,022,656
Eclat Textile Co. Ltd.	65,000	1,086,481
eMemory Technology Inc.	18,000	1,750,228
Eva Airways Corp.	729,000	841,923
Evergreen Marine Corp. Taiwan Ltd.	302,000	1,913,505
Far EasTone Telecommunications Co. Ltd.	445,000	1,228,817
Feng TAY Enterprise Co. Ltd.	152,096	668,609
First Financial Holding Co. Ltd.	2,707,670	2,280,009
Formosa Chemicals & Fibre Corp.	961,000	1,146,459
Formosa Plastics Corp.	1,047,160	1,535,661
Fortune Electric Co. Ltd.	29,700	497,134
Fubon Financial Holding Co. Ltd.	2,037,210	5,690,860
Gigabyte Technology Co. Ltd.	134,000	1,056,148
Global Unichip Corp.	24,000	897,195
Globalwafers Co. Ltd.	71,000	924,214
Hon Hai Precision Industry Co. Ltd.	3,113,000	19,953,471
Hotai Motor Co. Ltd.	78,000	1,569,754
Hua Nan Financial Holdings Co. Ltd.	2,214,062	1,745,891
Innolux Corp.	2,247,798	1,083,659
Inventec Corp.	706,000	976,425
KGI Financial Holding Co. Ltd.	4,035,000	2,079,132
Largan Precision Co. Ltd.	22,000	1,540,895
Lite-On Technology Corp.	559,000	1,752,350
MediaTek Inc.	366,000	14,247,709
Mega Financial Holding Co. Ltd.	2,624,973	3,198,256
Micro-Star International Co. Ltd.	208,000	1,137,790
Nan Ya Plastics Corp.	1,211,830	1,561,353
Nanya Technology Corp.(a)	331,000	428,626
Novatek Microelectronics Corp.	147,000	2,271,346
Pegatron Corp.	450,000	1,364,474
PharmaEssentia Corp.(a)	74,000	1,447,198
Pou Chen Corp.	186,000	217,465
President Chain Store Corp.	175,000	1,606,820
Quanta Computer Inc.	711,000	6,456,831
Realtek Semiconductor Corp.	124,000	1,819,385
Ruentex Development Co. Ltd.	445,600	639,706
Shanghai Commercial & Savings Bank Ltd. (The)	1,013,851	1,259,445
Silergy Corp.	100,000	1,551,436
SinoPac Financial Holdings Co. Ltd.	2,751,034	1,952,897
Synnex Technology International Corp.	161,000	353,632
Taishin Financial Holding Co. Ltd.	2,529,865	1,344,167
Taiwan Cooperative Financial Holding Co. Ltd.	3,060,131	2,392,630
Taiwan High Speed Rail Corp.	545,000	494,294
Taiwan Mobile Co. Ltd.	532,000	1,875,010
Taiwan Semiconductor Manufacturing Co. Ltd.	6,066,000	190,226,619
TCC Group Holdings Co. Ltd.	1,622,227	1,611,549
Unimicron Technology Corp.	388,000	1,894,909
Uni-President Enterprises Corp.	1,201,600	3,364,958
United Microelectronics Corp.	2,876,000	4,149,338
Vanguard International Semiconductor Corp.	342,737	1,011,659
Voltronic Power Technology Corp.	20,000	1,315,284
Walsin Lihwa Corp.	816,869	748,664
Security	Shares	Value
Taiwan (continued)
Wan Hai Lines Ltd.	234,600	$621,107
Winbond Electronics Corp.(a)	1,070,587	633,670
Wistron Corp.	686,000	2,305,760
Wiwynn Corp.	25,000	1,421,310
WPG Holdings Ltd.	267,000	606,642
Yageo Corp.	102,586	1,744,825
Yang Ming Marine Transport Corp.	525,000	1,077,836
Yuanta Financial Holding Co. Ltd.	2,551,297	2,558,865
Zhen Ding Technology Holding Ltd.	198,000	682,764
		363,972,709
Thailand — 0.2%
Advanced Info Service PCL, NVDR	391,400	3,185,977
Airports of Thailand PCL, NVDR(b)	1,572,600	2,851,758
Bangkok Dusit Medical Services PCL, NVDR	2,574,300	2,098,411
Central Pattana PCL, NVDR	835,300	1,554,079
Charoen Pokphand Foods PCL, NVDR	2,409,200	1,773,239
CP ALL PCL, NVDR	1,786,200	3,348,017
CP Axtra PCL	219,191	220,847
Delta Electronics Thailand PCL, NVDR	769,300	3,126,725
Gulf Energy Development PCL, NVDR	1,076,656	2,123,196
PTT Exploration & Production PCL, NVDR(b)	535,800	2,012,374
PTT Global Chemical PCL, NVDR(b)	594,700	458,392
PTT PCL, NVDR	2,454,100	2,438,105
Siam Cement PCL (The), NVDR(b)	228,000	1,419,358
True Corp. PCL, NVDR(a)	2,305,090	839,431
		27,449,909
Turkey — 0.1%
Akbank TAS	817,687	1,207,499
Aselsan Elektronik Sanayi Ve Ticaret A/S	435,627	774,698
BIM Birlesik Magazalar A/S	128,669	1,751,761
Coca-Cola Icecek A/S	96,576	143,462
Eregli Demir ve Celik Fabrikalari TAS	518,327	720,046
Ford Otomotiv Sanayi AS	14,179	404,907
Haci Omer Sabanci Holding AS	236,744	575,192
KOC Holding AS	174,031	858,230
Pegasus Hava Tasimaciligi AS(a)	28,410	192,421
Sasa Polyester Sanayi AS(a)	2,163,096	243,044
Turk Hava Yollari AO(a)	151,682	1,206,400
Turkcell Iletisim Hizmetleri AS	381,536	943,413
Turkiye Is Bankasi AS, Class C	2,065,879	710,164
Turkiye Petrol Rafinerileri AS	253,342	1,069,116
Turkiye Sise ve Cam Fabrikalari AS	403,394	461,303
Yapi ve Kredi Bankasi A/S	721,997	516,392
		11,778,048
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	705,735	1,715,445
Abu Dhabi Islamic Bank PJSC	368,706	1,264,806
Abu Dhabi National Oil Co. for Distribution PJSC	774,855	760,449
Aldar Properties PJSC	911,754	1,889,888
Americana Restaurants International PLC - Foreign Co.	569,898	349,759
Dubai Islamic Bank PJSC	715,845	1,216,416
Emaar Properties PJSC	1,568,536	3,708,550
Emirates NBD Bank PJSC	590,568	3,054,898
Emirates Telecommunications Group Co. PJSC	867,776	4,186,437
First Abu Dhabi Bank PJSC	1,129,105	4,035,048
Multiply Group PJSC(a)	851,375	525,150
		22,706,846
United Kingdom — 3.2%
3i Group PLC	260,316	10,674,966
Admiral Group PLC	49,841	1,649,266
Anglo American PLC	303,798	9,417,865
Antofagasta PLC	108,813	2,430,509
Ashtead Group PLC	116,816	8,738,734
Associated British Foods PLC	86,290	2,480,123
AstraZeneca PLC	376,797	53,615,796
Auto Trader Group PLC(c)	255,466	2,758,392
Aviva PLC	626,758	3,672,991

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
BAE Systems PLC	769,737	$12,406,091
Barclays PLC	3,789,741	11,617,467
Barratt Redrow PLC	255,435	1,471,711
Berkeley Group Holdings PLC	30,223	1,724,672
BP PLC	4,224,384	20,660,700
British American Tobacco PLC	510,090	17,837,391
BT Group PLC	1,672,643	2,986,653
Bunzl PLC	67,852	2,987,155
Centrica PLC	1,116,142	1,689,594
Coca-Cola HBC AG, Class DI	59,254	2,073,479
Compass Group PLC	410,206	13,322,021
Croda International PLC	26,219	1,258,087
DCC PLC	22,326	1,412,434
Diageo PLC	536,756	16,575,974
Endeavour Mining PLC	27,046	606,481
Entain PLC	148,248	1,425,776
Experian PLC	230,843	11,266,478
Glencore PLC	2,483,286	13,023,937
GSK PLC	989,700	17,872,573
Haleon PLC	1,701,718	8,178,572
Halma PLC	79,578	2,542,174
Hargreaves Lansdown PLC	73,179	1,026,981
Hikma Pharmaceuticals PLC	31,780	761,124
HSBC Holdings PLC	4,726,553	43,380,399
Imperial Brands PLC	226,221	6,826,906
Informa PLC	273,600	2,858,261
InterContinental Hotels Group PLC	35,067	3,867,804
Intertek Group PLC	44,137	2,649,612
J Sainsbury PLC	481,051	1,656,160
JD Sports Fashion PLC	551,550	884,403
Kingfisher PLC	564,409	2,134,484
Land Securities Group PLC	209,525	1,627,315
Legal & General Group PLC	1,496,058	4,196,269
Lloyds Banking Group PLC	16,639,207	11,421,159
London Stock Exchange Group PLC	118,277	16,030,774
M&G PLC	535,356	1,341,200
Melrose Industries PLC	313,403	1,919,404
Mondi PLC, NVS	66,323	1,073,982
National Grid PLC	1,149,220	14,429,778
NatWest Group PLC, NVS	1,516,212	7,184,194
Next PLC	30,742	3,889,311
NMC Health PLC, NVS(d)	19,275	—
Pearson PLC	179,152	2,630,727
Persimmon PLC	80,026	1,516,595
Phoenix Group Holdings PLC	63,044	400,497
Prudential PLC	674,057	5,611,423
Reckitt Benckiser Group PLC	167,045	10,133,625
RELX PLC	474,056	21,740,061
Rentokil Initial PLC	637,252	3,196,311
Rio Tinto PLC	290,684	18,786,329
Rolls-Royce Holdings PLC(a)	2,092,609	14,439,834
Sage Group PLC (The)	209,876	2,622,982
Schroders PLC	108,515	480,812
Segro PLC	311,953	3,160,826
Severn Trent PLC	80,601	2,666,458
Shell PLC	1,597,853	53,348,050
Smith & Nephew PLC	223,603	2,780,017
Smiths Group PLC	78,670	1,552,382
Spirax Group PLC	15,161	1,265,495
SSE PLC	253,074	5,750,700
Standard Chartered PLC	575,812	6,677,338
Taylor Wimpey PLC	941,011	1,779,152
Tesco PLC	1,724,144	7,613,255
Unilever PLC	611,285	37,289,644
United Utilities Group PLC	119,676	1,579,418
Vodafone Group PLC	5,840,012	5,430,719
Whitbread PLC	39,002	1,517,447
Wise PLC, Class A(a)	148,770	1,356,953
Security	Shares	Value
United Kingdom (continued)
WPP PLC	312,707	$3,286,840
		606,151,472
United States — 64.9%
3M Co.	136,545	17,541,936
A O Smith Corp.	33,333	2,503,308
Abbott Laboratories	426,468	48,348,677
AbbVie Inc.	438,597	89,416,770
Accenture PLC, Class A	155,138	53,494,685
Adobe Inc.(a)	110,113	52,642,823
Advanced Micro Devices Inc.(a)	400,279	57,668,196
AECOM	33,702	3,599,374
AES Corp. (The)	173,741	2,864,989
Aflac Inc.	136,331	14,286,126
Agilent Technologies Inc.	72,504	9,447,996
Air Products and Chemicals Inc.	54,701	16,986,302
Airbnb Inc., Class A(a)(b)	108,537	14,629,702
Akamai Technologies Inc.(a)	36,790	3,718,733
Albemarle Corp.	27,719	2,625,821
Albertsons Companies Inc., Class A	82,837	1,499,350
Alexandria Real Estate Equities Inc.	41,592	4,639,588
Align Technology Inc.(a)	17,612	3,610,988
Allegion PLC	22,661	3,164,155
Alliant Energy Corp.	63,437	3,806,220
Allstate Corp. (The)	64,573	12,044,156
Ally Financial Inc.	70,147	2,458,652
Alnylam Pharmaceuticals Inc.(a)	31,184	8,313,343
Alphabet Inc., Class A	1,454,122	248,814,815
Alphabet Inc., Class C, NVS	1,250,311	215,916,207
Altria Group Inc.	425,801	23,189,122
Amazon.com Inc.(a)	2,318,842	432,232,149
Amcor PLC	370,287	4,121,294
Ameren Corp.	72,677	6,330,893
American Electric Power Co. Inc.	128,664	12,705,570
American Express Co.	144,074	38,911,506
American Financial Group Inc./OH	19,220	2,478,035
American Homes 4 Rent, Class A	81,400	2,868,536
American International Group Inc.	168,935	12,818,788
American Tower Corp.	115,894	24,748,005
American Water Works Co. Inc.	48,147	6,649,582
Ameriprise Financial Inc.	25,080	12,798,324
AMETEK Inc.	56,453	10,350,093
Amgen Inc.	132,353	42,374,136
Amphenol Corp., Class A	299,909	20,099,901
Analog Devices Inc.	124,868	27,859,299
Annaly Capital Management Inc.	115,324	2,192,309
Ansys Inc.(a)	21,963	7,037,165
Aon PLC, Class A	48,879	17,932,239
APA Corp.	89,824	2,119,846
Apollo Global Management Inc.	98,253	14,075,725
Apple Inc.	3,606,852	814,823,931
Applied Materials Inc.	207,668	37,708,355
AppLovin Corp., Class A(a)	50,865	8,616,022
Aptiv PLC(a)(b)	69,184	3,931,727
Arch Capital Group Ltd.(a)	94,750	9,338,560
Archer-Daniels-Midland Co.	123,514	6,819,208
Ares Management Corp., Class A	47,197	7,913,993
Arista Networks Inc.(a)	66,276	25,611,697
Arthur J Gallagher & Co.	54,707	15,383,608
Aspen Technology Inc.(a)	7,062	1,657,663
Assurant Inc.	13,649	2,616,513
AT&T Inc.	1,755,934	39,578,752
Atlassian Corp., Class A, NVS(a)	38,624	7,282,169
Atmos Energy Corp.	36,928	5,124,868
Autodesk Inc.(a)	53,127	15,077,443
Automatic Data Processing Inc.	100,935	29,194,439
AutoZone Inc.(a)	4,309	12,965,781
AvalonBay Communities Inc.	34,752	7,701,391
Avantor Inc.(a)	165,382	3,699,595
Avery Dennison Corp.	21,243	4,397,938

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Axon Enterprise Inc.(a)	18,089	$7,660,692
Baker Hughes Co., Class A	246,044	9,369,356
Ball Corp.	76,352	4,523,856
Bank of America Corp.	1,740,547	72,789,676
Bank of New York Mellon Corp. (The)	182,494	13,752,748
Bath & Body Works Inc.	51,658	1,466,054
Baxter International Inc.	121,573	4,340,156
Becton Dickinson & Co.	73,976	17,280,054
Bentley Systems Inc., Class B	42,312	2,041,977
Berkshire Hathaway Inc., Class B(a)	326,441	147,198,776
Best Buy Co. Inc.	52,649	4,761,049
Biogen Inc.(a)	35,339	6,148,986
BioMarin Pharmaceutical Inc.(a)(b)	46,534	3,066,125
Bio-Rad Laboratories Inc., Class A(a)(b)	5,588	2,001,566
Bio-Techne Corp.	38,371	2,829,861
Blackrock Inc.(f)	36,712	36,015,573
Blackstone Inc., NVS	176,383	29,588,248
Block Inc.(a)	135,716	9,814,981
Boeing Co. (The)(a)	180,232	26,910,440
Booking Holdings Inc.	8,487	39,687,334
Booz Allen Hamilton Holding Corp., Class A	33,383	6,064,356
Boston Scientific Corp.(a)	370,205	31,104,624
Bristol-Myers Squibb Co.	500,533	27,914,725
Broadcom Inc.	1,094,314	185,781,688
Broadridge Financial Solutions Inc.	30,948	6,525,695
Brown & Brown Inc.	59,076	6,181,713
Brown-Forman Corp., Class B	48,204	2,122,422
Builders FirstSource Inc.(a)	30,462	5,221,187
Bunge Global SA	34,775	2,921,796
Burlington Stores Inc.(a)	15,882	3,935,083
BXP Inc.	36,094	2,907,733
Cadence Design Systems Inc.(a)	68,028	18,783,891
Camden Property Trust	25,096	2,905,866
Campbell Soup Co.	52,115	2,431,165
Capital One Financial Corp.	93,725	15,257,493
Cardinal Health Inc.	61,272	6,649,237
Carlisle Companies Inc.	12,172	5,139,384
Carlyle Group Inc. (The)	56,096	2,806,483
CarMax Inc.(a)	38,930	2,817,753
Carnival Corp.(a)	249,866	5,497,052
Carrier Global Corp.	200,439	14,575,924
Catalent Inc.(a)	45,043	2,639,520
Caterpillar Inc.	121,571	45,735,010
Cboe Global Markets Inc.	24,771	5,290,342
CBRE Group Inc., Class A(a)	76,477	10,016,193
CDW Corp.	34,195	6,436,525
Celanese Corp., Class A	26,661	3,358,486
Celsius Holdings Inc.(a)	36,157	1,087,603
Cencora Inc.	43,580	9,939,726
Centene Corp.(a)	130,693	8,136,946
CenterPoint Energy Inc.	168,411	4,973,177
CF Industries Holdings Inc.	45,906	3,774,850
CH Robinson Worldwide Inc.	29,066	2,994,961
Charles River Laboratories International Inc.(a)(b)	12,155	2,170,640
Charles Schwab Corp. (The)	371,578	26,318,870
Charter Communications Inc., Class A(a)	23,181	7,594,327
Cheniere Energy Inc.	57,387	10,982,724
Chevron Corp.	432,696	64,393,819
Chipotle Mexican Grill Inc., Class A(a)	339,959	18,959,513
Chord Energy Corp.	19,480	2,436,948
Chubb Ltd.	95,570	26,992,791
Church & Dwight Co. Inc.	60,284	6,022,974
Cigna Group (The)	69,911	22,008,682
Cincinnati Financial Corp.	38,440	5,413,505
Cintas Corp.	92,286	18,993,382
Cisco Systems Inc.	998,343	54,679,246
Citigroup Inc.	471,788	30,274,636
Citizens Financial Group Inc.	117,374	4,943,793
Clorox Co. (The)	29,337	4,651,381
Security	Shares	Value
United States (continued)
Cloudflare Inc., Class A(a)(b)	75,092	$6,586,319
CME Group Inc.	87,466	19,711,338
CMS Energy Corp.	69,038	4,805,735
CNH Industrial NV	223,088	2,505,278
Coca-Cola Co. (The)	1,008,813	65,885,577
Cognizant Technology Solutions Corp., Class A	127,812	9,533,497
Coinbase Global Inc., Class A(a)	47,338	8,485,337
Colgate-Palmolive Co.	191,802	17,973,765
Comcast Corp., Class A	979,648	42,781,228
Conagra Brands Inc.	120,100	3,475,694
ConocoPhillips	289,588	31,721,470
Consolidated Edison Inc.	82,099	8,347,826
Constellation Brands Inc., Class A	39,947	9,281,286
Constellation Energy Corp.	78,357	20,604,757
Cooper Companies Inc. (The)(a)	50,180	5,252,842
Copart Inc.(a)	212,321	10,928,162
Corning Inc.	198,184	9,431,577
Corpay Inc.(a)	16,943	5,586,446
Corteva Inc.	168,701	10,277,265
CoStar Group Inc.(a)	100,120	7,287,735
Costco Wholesale Corp.	110,037	96,192,145
Coterra Energy Inc.	183,188	4,381,857
Crowdstrike Holdings Inc., Class A(a)	57,385	17,035,885
Crown Castle Inc.	106,623	11,460,906
Crown Holdings Inc.	29,982	2,804,816
CSX Corp.	487,081	16,385,405
Cummins Inc.	34,026	11,193,873
CVS Health Corp.	309,185	17,456,585
Danaher Corp.	166,028	40,786,438
Darden Restaurants Inc.	30,530	4,885,411
Datadog Inc., Class A(a)(b)	67,108	8,418,028
DaVita Inc.(a)	13,736	1,920,430
Dayforce Inc.(a)(b)	34,088	2,418,544
Deckers Outdoor Corp.(a)	37,326	6,005,380
Deere & Co.	65,161	26,370,005
Dell Technologies Inc., Class C	70,209	8,679,939
Delta Air Lines Inc.	37,882	2,167,608
Devon Energy Corp.	155,017	5,996,058
Dexcom Inc.(a)	98,846	6,966,666
Diamondback Energy Inc.	47,054	8,317,736
Dick's Sporting Goods Inc.	14,610	2,859,908
Digital Realty Trust Inc.	81,000	14,436,630
Discover Financial Services	62,464	9,271,532
DocuSign Inc., Class A(a)(b)	51,062	3,542,682
Dollar General Corp.	54,021	4,323,841
Dollar Tree Inc.(a)	52,155	3,371,299
Dominion Energy Inc.	205,483	12,232,403
Domino's Pizza Inc.	8,710	3,603,588
DoorDash Inc., Class A(a)	75,729	11,866,734
Dover Corp.	35,155	6,655,896
Dow Inc.	177,201	8,750,185
DR Horton Inc.	73,535	12,427,415
DraftKings Inc., Class A (a)	105,869	3,739,293
DTE Energy Co.	50,454	6,267,396
Duke Energy Corp.	188,473	21,725,283
DuPont de Nemours Inc.	103,927	8,624,902
Dynatrace Inc.(a)	64,760	3,484,088
Eastman Chemical Co.	27,597	2,900,169
Eaton Corp. PLC	99,113	32,863,889
eBay Inc.	128,925	7,414,477
Ecolab Inc.	63,794	15,676,100
Edison International	93,798	7,728,955
Edwards Lifesciences Corp.(a)	147,426	9,879,016
Electronic Arts Inc.	62,158	9,376,534
Elevance Health Inc.	56,986	23,122,639
Eli Lilly & Co.	200,155	166,076,610
EMCOR Group Inc.	11,252	5,019,180
Emerson Electric Co.	139,764	15,132,248
Enphase Energy Inc.(a)	33,905	2,815,471

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Entegris Inc.	37,339	$3,909,767
Entergy Corp.	51,740	8,008,317
EOG Resources Inc.	143,113	17,454,061
EPAM Systems Inc.(a)	14,442	2,724,483
EQT Corp.	143,851	5,256,316
Equifax Inc.	30,652	8,123,393
Equinix Inc.	23,295	21,153,724
Equitable Holdings Inc.	94,642	4,291,068
Equity LifeStyle Properties Inc.	42,410	2,973,789
Equity Residential	84,825	5,969,135
Erie Indemnity Co., Class A, NVS	6,398	2,871,678
Essential Utilities Inc.	57,374	2,214,636
Essex Property Trust Inc.	15,996	4,540,625
Estee Lauder Companies Inc. (The), Class A	56,043	3,863,604
Everest Group Ltd.	10,705	3,806,805
Evergy Inc.	57,987	3,504,734
Eversource Energy	87,776	5,780,050
Exact Sciences Corp.(a)	47,021	3,241,158
Exelon Corp.	241,282	9,482,383
Expand Energy Corp.	50,516	4,279,716
Expedia Group Inc.(a)	32,387	5,062,412
Expeditors International of Washington Inc.	36,051	4,290,069
Extra Space Storage Inc.	52,848	8,630,078
Exxon Mobil Corp.	1,106,341	129,198,502
F5 Inc.(a)	15,073	3,525,273
FactSet Research Systems Inc.	10,119	4,594,633
Fair Isaac Corp.(a)	6,099	12,155,978
Fastenal Co.	143,277	11,201,396
FedEx Corp.	58,298	15,964,907
Ferguson Enterprises Inc.	50,320	9,899,957
Fidelity National Financial Inc.	67,348	4,052,329
Fidelity National Information Services Inc.	142,450	12,782,039
Fifth Third Bancorp	163,831	7,156,138
First Citizens BancShares Inc./NC, Class A(b)	2,557	4,953,804
First Solar Inc.(a)	24,941	4,850,526
FirstEnergy Corp.	135,224	5,656,420
Fiserv Inc.(a)	146,525	28,997,298
Ford Motor Co.	945,008	9,724,132
Fortinet Inc.(a)	159,278	12,528,807
Fortive Corp.	83,481	5,963,048
Fortune Brands Innovations Inc., NVS	29,213	2,434,319
Fox Corp., Class A, NVS	54,383	2,284,086
Fox Corp., Class B	34,965	1,362,236
Franklin Resources Inc.	71,659	1,488,357
Freeport-McMoRan Inc.	351,532	15,825,971
Gaming and Leisure Properties Inc.	78,052	3,917,430
Garmin Ltd.	38,985	7,732,675
Gartner Inc.(a)(b)	18,761	9,427,403
GE HealthCare Technologies Inc., NVS(a)	105,371	9,204,157
GE Vernova Inc.(a)	67,350	20,316,801
Gen Digital Inc.	142,166	4,138,452
General Dynamics Corp.	56,584	16,500,460
General Electric Co.	272,406	46,793,903
General Mills Inc.	137,304	9,339,418
General Motors Co.	286,497	14,542,588
Genuine Parts Co.	35,055	4,020,809
Gilead Sciences Inc.	310,367	27,566,797
Global Payments Inc.	64,094	6,647,189
GoDaddy Inc., Class A(a)	34,945	5,828,826
Goldman Sachs Group Inc. (The)	79,832	41,336,211
Graco Inc.	42,167	3,434,502
Halliburton Co.	213,453	5,921,186
Hartford Financial Services Group Inc. (The)	77,417	8,549,933
HCA Healthcare Inc.	49,339	17,699,873
Healthpeak Properties Inc.	169,654	3,808,732
HEICO Corp.(b)	12,152	2,976,632
HEICO Corp., Class A	18,417	3,536,248
Henry Schein Inc.(a)	31,687	2,225,378
Hershey Co. (The)	35,982	6,389,684
Security	Shares	Value
United States (continued)
Hess Corp.	67,612	$9,092,462
Hewlett Packard Enterprise Co.	313,200	6,104,268
HF Sinclair Corp.	35,739	1,379,883
Hilton Worldwide Holdings Inc.	64,411	15,126,923
Hologic Inc.(a)	60,575	4,898,700
Home Depot Inc. (The)	245,983	96,855,806
Honeywell International Inc.	161,132	33,141,630
Hormel Foods Corp.	71,875	2,195,781
Host Hotels & Resorts Inc.	171,479	2,956,298
Howmet Aerospace Inc.	96,711	9,644,021
HP Inc.	238,318	8,465,055
Hubbell Inc., Class B	12,959	5,533,882
HubSpot Inc.(a)	11,816	6,555,399
Humana Inc.	29,693	7,655,746
Huntington Bancshares Inc./Ohio	376,352	5,867,328
Huntington Ingalls Industries Inc.	10,008	1,851,080
Hyatt Hotels Corp., Class A	9,619	1,399,084
IDEX Corp.	20,042	4,301,815
IDEXX Laboratories Inc.(a)	20,528	8,353,254
Illinois Tool Works Inc.	73,487	19,189,660
Illumina Inc.(a)	39,103	5,636,306
Incyte Corp.(a)	38,496	2,853,324
Ingersoll Rand Inc.	102,713	9,860,448
Insulet Corp.(a)(b)	17,625	4,080,716
Intel Corp.	1,047,882	22,550,421
Intercontinental Exchange Inc.	140,802	21,946,808
International Business Machines Corp.	225,859	46,689,572
International Flavors & Fragrances Inc.	63,262	6,290,141
International Paper Co.	76,722	4,261,140
Interpublic Group of Companies Inc. (The)	95,895	2,819,313
Intuit Inc.	69,075	42,156,473
Intuitive Surgical Inc.(a)	88,103	44,389,816
Invitation Homes Inc.	159,728	5,017,056
IQVIA Holdings Inc.(a)	45,224	9,308,004
Iron Mountain Inc.	73,478	9,091,433
J.M. Smucker Co. (The)	24,712	2,805,059
Jabil Inc.	29,991	3,691,592
Jack Henry & Associates Inc.	18,287	3,326,954
Jacobs Solutions Inc., NVS	30,046	4,223,867
JB Hunt Transport Services Inc.	20,918	3,778,209
Johnson & Johnson	596,524	95,360,327
Johnson Controls International PLC	167,622	12,663,842
JPMorgan Chase & Co.	711,287	157,848,811
Juniper Networks Inc.	77,170	3,001,913
Kellanova	66,469	5,360,725
Kenvue Inc.	468,379	10,739,930
Keurig Dr Pepper Inc.	265,481	8,747,599
KeyCorp	220,898	3,810,491
Keysight Technologies Inc.(a)	42,647	6,354,829
Kimberly-Clark Corp.	81,229	10,899,307
Kimco Realty Corp.	164,834	3,909,862
Kinder Morgan Inc.	514,531	12,611,155
KKR & Co. Inc.	155,333	21,473,234
KLA Corp.	33,104	22,054,878
Knight-Swift Transportation Holdings Inc.	40,292	2,098,407
Kraft Heinz Co. (The)	219,415	7,341,626
Kroger Co. (The)	168,629	9,404,439
L3Harris Technologies Inc.	46,205	11,434,351
Labcorp Holdings Inc.	20,722	4,730,211
Lam Research Corp.	325,600	24,208,360
Lamb Weston Holdings Inc.	34,850	2,707,497
Las Vegas Sands Corp.	85,856	4,451,634
Leidos Holdings Inc.	32,188	5,895,554
Lennar Corp., Class A	61,237	10,428,661
Lennox International Inc.	8,001	4,821,163
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	49,362	3,941,062
Linde PLC	119,138	54,344,799
Live Nation Entertainment Inc.(a)	40,255	4,715,471

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
LKQ Corp.	67,312	$2,476,408
Lockheed Martin Corp.	53,625	29,281,931
Loews Corp.	53,328	4,210,779
Lowe's Companies Inc.	140,959	36,907,295
LPL Financial Holdings Inc.	17,776	5,016,032
Lululemon Athletica Inc.(a)	28,740	8,561,646
LyondellBasell Industries NV, Class A	64,080	5,565,348
M&T Bank Corp.	41,922	8,161,375
Manhattan Associates Inc.(a)	15,329	4,037,045
Marathon Oil Corp.	152,496	4,224,139
Marathon Petroleum Corp.	88,915	12,934,465
Markel Group Inc.(a)	3,254	5,017,701
MarketAxess Holdings Inc.	9,833	2,845,867
Marriott International Inc./MD, Class A	61,747	16,055,455
Marsh & McLennan Companies Inc.	121,042	26,416,206
Martin Marietta Materials Inc.	15,151	8,974,543
Marvell Technology Inc.	215,715	17,280,929
Masco Corp.	55,353	4,423,258
Mastercard Inc., Class A	205,371	102,601,298
Match Group Inc.(a)	61,602	2,219,520
McCormick & Co. Inc./MD, NVS	60,276	4,715,994
McDonald's Corp.	178,937	52,269,287
McKesson Corp.	32,828	16,433,369
Medtronic PLC	319,288	28,496,454
MercadoLibre Inc.(a)(b)	11,234	22,885,680
Merck & Co. Inc.	628,424	64,300,344
Meta Platforms Inc., Class A	542,530	307,929,177
MetLife Inc.	155,315	12,179,802
Mettler-Toledo International Inc.(a)	5,248	6,779,104
MGM Resorts International(a)	60,906	2,245,604
Microchip Technology Inc.	132,543	9,724,680
Micron Technology Inc.	274,911	27,394,881
Microsoft Corp.	1,747,016	709,899,952
MicroStrategy Inc., Class A(a)(b)	39,341	9,618,875
Mid-America Apartment Communities Inc.	28,444	4,304,715
Moderna Inc.(a)	80,094	4,353,910
Molina Healthcare Inc.(a)	14,427	4,634,241
Molson Coors Beverage Co., Class B	46,676	2,542,442
Mondelez International Inc., Class A	334,082	22,877,935
MongoDB Inc., Class A(a)(b)	17,938	4,850,435
Monolithic Power Systems Inc.	12,044	9,145,009
Monster Beverage Corp.(a)	180,493	9,508,371
Moody's Corp.	41,246	18,727,334
Morgan Stanley	304,735	35,425,444
Mosaic Co. (The)	77,662	2,078,235
Motorola Solutions Inc.	41,452	18,626,456
MSCI Inc., Class A	19,750	11,281,200
Nasdaq Inc.	107,678	7,959,558
NetApp Inc.	50,274	5,797,095
Netflix Inc.(a)	106,893	80,814,315
Neurocrine Biosciences Inc.(a)	24,280	2,920,156
Newmont Corp.	283,659	12,889,465
News Corp., Class A, NVS	97,153	2,647,419
NextEra Energy Inc.	506,338	40,127,287
Nike Inc., Class B	298,688	23,037,805
NiSource Inc.	103,644	3,644,123
Nordson Corp.	12,268	3,041,115
Norfolk Southern Corp.	55,531	13,906,628
Northern Trust Corp.	48,455	4,870,697
Northrop Grumman Corp.	34,794	17,710,842
NRG Energy Inc.	54,956	4,968,022
Nucor Corp.	59,403	8,425,722
Nvidia Corp.	6,092,796	808,879,597
NVR Inc.(a)	812	7,432,082
NXP Semiconductors NV	63,119	14,801,406
Occidental Petroleum Corp.	159,930	8,014,092
Okta Inc.(a)	40,783	2,931,890
Old Dominion Freight Line Inc.	48,251	9,713,891
Omnicom Group Inc.	49,971	5,047,071
Security	Shares	Value
United States (continued)
ON Semiconductor Corp.(a)	105,540	$7,439,515
ONEOK Inc.	142,948	13,848,802
Oracle Corp.	409,479	68,726,955
O'Reilly Automotive Inc.(a)	14,750	17,008,815
Otis Worldwide Corp.	98,783	9,700,491
Ovintiv Inc.	64,774	2,539,141
Owens Corning	22,132	3,912,716
PACCAR Inc.	128,292	13,378,290
Packaging Corp. of America	21,503	4,922,897
Palantir Technologies Inc., Class A(a)(b)	502,695	20,892,004
Palo Alto Networks Inc.(a)	80,564	29,029,626
Paramount Global, Class B, NVS	135,999	1,487,829
Parker-Hannifin Corp.	32,051	20,322,578
Paychex Inc.	78,936	10,998,153
Paycom Software Inc.	12,175	2,544,940
PayPal Holdings Inc.(a)	246,298	19,531,431
Pentair PLC	45,102	4,470,510
PepsiCo Inc.	339,678	56,413,722
Pfizer Inc.	1,406,806	39,812,610
PG&E Corp.	495,511	10,019,232
Philip Morris International Inc.	381,422	50,614,699
Phillips 66	105,631	12,867,968
Pinterest Inc., Class A(a)	146,817	4,667,312
PNC Financial Services Group Inc. (The)	97,998	18,450,083
Pool Corp.	9,634	3,484,040
PPG Industries Inc.	56,105	6,985,634
PPL Corp.	182,463	5,940,995
Principal Financial Group Inc.	58,553	4,824,767
Procter & Gamble Co. (The)	584,926	96,618,077
Progressive Corp. (The)	143,275	34,791,468
Prologis Inc.	227,661	25,712,033
Prudential Financial Inc.	91,419	11,196,999
PTC Inc.(a)	29,054	5,384,578
Public Service Enterprise Group Inc.	119,679	10,700,499
Public Storage	38,670	12,724,750
PulteGroup Inc.	53,195	6,890,348
Pure Storage Inc., Class A(a)	81,746	4,091,387
Qorvo Inc.(a)	25,111	1,789,410
Qualcomm Inc.	275,982	44,921,590
Quanta Services Inc.	35,749	10,782,971
Quest Diagnostics Inc.	27,955	4,328,273
Raymond James Financial Inc.	50,821	7,532,689
Realty Income Corp.	215,783	12,811,037
Regency Centers Corp.	41,498	2,964,617
Regeneron Pharmaceuticals Inc.(a)	26,870	22,522,434
Regions Financial Corp.	230,802	5,509,244
Reliance Inc.	14,286	4,090,653
Republic Services Inc., Class A	54,163	10,724,274
ResMed Inc.	36,224	8,783,233
Revvity Inc.(b)	31,922	3,785,630
Rivian Automotive Inc., Class A(a)(b)	175,002	1,767,520
Robinhood Markets Inc., Class A(a)	128,072	3,008,411
ROBLOX Corp., Class A(a)	116,030	6,001,072
Rockwell Automation Inc.	27,850	7,427,874
Roku Inc.(a)	31,369	2,010,126
Rollins Inc.	72,526	3,418,876
Roper Technologies Inc.	27,414	14,741,330
Ross Stores Inc.	82,171	11,480,932
Royal Caribbean Cruises Ltd.	61,451	12,680,414
Royalty Pharma PLC, Class A	87,422	2,360,394
RPM International Inc.	31,518	4,006,253
RTX Corp.	329,017	39,807,767
S&P Global Inc.	79,319	38,101,675
Salesforce Inc.	238,780	69,573,329
Samsara Inc., Class A(a)(b)	50,518	2,414,255
SBA Communications Corp., Class A	27,718	6,360,449
Schlumberger NV	347,933	13,941,675
Seagate Technology Holdings PLC	49,605	4,978,854
SEI Investments Co.	31,932	2,387,236

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Sempra Energy	162,872	$13,578,639
ServiceNow Inc.(a)	51,271	47,835,330
Sherwin-Williams Co. (The)	59,583	21,376,593
Simon Property Group Inc.	81,761	13,827,420
Skyworks Solutions Inc.	39,330	3,444,521
Snap Inc., Class A, NVS(a)(b)	258,033	3,137,681
Snap-on Inc.	14,029	4,631,394
Snowflake Inc., Class A(a)	73,970	8,493,235
Solventum Corp.(a)	36,907	2,678,710
Southern Co. (The)	265,924	24,207,062
Southwest Airlines Co.	38,984	1,192,131
SS&C Technologies Holdings Inc.	52,946	3,702,514
Stanley Black & Decker Inc.	37,076	3,445,843
Starbucks Corp.	281,387	27,491,510
State Street Corp.	77,147	7,159,242
Steel Dynamics Inc.	38,113	4,973,747
STERIS PLC	24,480	5,430,888
Stryker Corp.	85,924	30,613,003
Sun Communities Inc.	33,039	4,383,615
Super Micro Computer Inc.(a)	129,600	3,772,656
Synchrony Financial	105,030	5,791,354
Synopsys Inc.(a)	37,866	19,448,356
Sysco Corp.	120,859	9,058,382
T Rowe Price Group Inc.	53,709	5,900,471
Take-Two Interactive Software Inc.(a)	39,739	6,426,591
Targa Resources Corp.	49,894	8,330,302
Target Corp.	113,256	16,992,930
TE Connectivity PLC, NVS	75,594	11,144,067
Teledyne Technologies Inc.(a)	11,254	5,124,171
Teleflex Inc.	12,050	2,422,773
Teradyne Inc.	37,221	3,953,242
Tesla Inc.(a)	710,255	177,457,212
Texas Instruments Inc.	223,944	45,496,463
Texas Pacific Land Corp.	4,905	5,719,230
Textron Inc.	48,174	3,874,153
Thermo Fisher Scientific Inc.	94,427	51,587,359
TJX Companies Inc. (The)	278,887	31,522,598
T-Mobile U.S. Inc.	130,989	29,231,505
Toast Inc., Class A(a)	85,868	2,578,616
Toro Co. (The)	24,775	1,993,892
Tractor Supply Co.	27,051	7,182,311
Trade Desk Inc. (The), Class A(a)(b)	110,715	13,309,050
Tradeweb Markets Inc., Class A	28,644	3,637,788
Trane Technologies PLC	56,421	20,884,797
TransDigm Group Inc.	13,958	18,177,503
TransUnion	49,344	4,998,547
Travelers Companies Inc. (The)	55,910	13,750,505
Trimble Inc.(a)	63,578	3,846,469
Truist Financial Corp.	332,887	14,330,785
Twilio Inc., Class A(a)	41,519	3,348,507
Tyler Technologies Inc.(a)	10,285	6,228,493
Tyson Foods Inc., Class A	67,625	3,962,149
U.S. Bancorp	385,416	18,619,447
Uber Technologies Inc.(a)	466,723	33,627,392
UDR Inc.	71,886	3,032,870
U-Haul Holding Co.	19,791	1,350,934
Ulta Beauty Inc.(a)	11,902	4,391,600
Union Pacific Corp.	153,144	35,540,128
United Parcel Service Inc., Class B	178,476	23,926,493
United Rentals Inc.	16,624	13,511,987
United Therapeutics Corp.(a)	10,596	3,962,586
UnitedHealth Group Inc.	227,889	128,643,341
Universal Health Services Inc., Class B	15,127	3,090,597
Valero Energy Corp.	81,257	10,543,908
Veeva Systems Inc., Class A(a)	37,541	7,839,687
Ventas Inc.	98,386	6,443,299
Veralto Corp.	60,166	6,148,364
VeriSign Inc.(a)	22,011	3,892,425
Verisk Analytics Inc., Class A	35,595	9,778,658
Security	Shares	Value
United States (continued)
Verizon Communications Inc.	1,036,455	$43,665,849
Vertex Pharmaceuticals Inc.(a)	64,130	30,524,597
Vertiv Holdings Co., Class A	88,634	9,686,810
Viatris Inc.	282,076	3,272,082
VICI Properties Inc., Class A	248,484	7,891,852
Visa Inc., Class A	390,107	113,072,514
Vistra Corp.	87,753	10,965,615
Vulcan Materials Co.	31,620	8,661,667
W R Berkley Corp.	75,526	4,317,821
Walgreens Boots Alliance Inc.	175,253	1,657,893
Walmart Inc.	1,094,598	89,702,306
Walt Disney Co. (The)	451,209	43,406,306
Warner Bros Discovery Inc.(a)(b)	567,321	4,612,320
Waste Connections Inc.	65,067	11,500,592
Waste Management Inc.	98,881	21,343,464
Waters Corp.(a)	14,464	4,673,463
Watsco Inc.	8,497	4,019,166
WEC Energy Group Inc.	75,170	7,180,990
Wells Fargo & Co.	866,299	56,240,131
Welltower Inc.	147,484	19,892,642
West Pharmaceutical Services Inc.	17,821	5,487,621
Western Digital Corp.(a)	78,423	5,121,806
Westinghouse Air Brake Technologies Corp.	43,822	8,237,660
Westlake Corp.	8,391	1,107,109
Weyerhaeuser Co.	170,646	5,317,329
Williams Companies Inc. (The)	304,159	15,928,807
Williams-Sonoma Inc.	32,345	4,338,435
Willis Towers Watson PLC	25,941	7,839,111
Workday Inc., Class A(a)	51,811	12,116,002
WP Carey Inc.	57,206	3,187,518
WW Grainger Inc.	11,191	12,413,393
Wynn Resorts Ltd.	25,544	2,452,735
Xcel Energy Inc.	135,170	9,030,708
Xylem Inc./New York	60,196	7,330,669
Yum! Brands Inc.	69,978	9,178,314
Zebra Technologies Corp., Class A(a)	12,350	4,717,330
Zillow Group Inc., Class C (a)	41,306	2,482,078
Zimmer Biomet Holdings Inc.	49,646	5,308,150
Zoetis Inc.	112,321	20,080,748
Zoom Video Communications Inc., Class A(a)	59,004	4,409,959
Zscaler Inc.(a)	23,506	4,249,650
		12,317,514,023
Total Common Stocks — 99.4% (Cost: $13,786,685,394)		18,869,696,803
Preferred Stocks
Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	1,502,472	3,734,803
Cia Energetica de Minas Gerais, Preference Shares, NVS	619,588	1,218,619
Cia Paranaense de Energia - Copel, Preference Shares, NVS	271,393	460,545
Gerdau SA, Preference Shares, NVS	365,868	1,158,190
Itau Unibanco Holding SA, Preference Shares, NVS	1,218,706	7,382,775
Itausa SA, Preference Shares, NVS	1,383,956	2,540,050
Petroleo Brasileiro SA, Preference Shares, NVS	1,217,982	7,565,904
		24,060,886
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	35,338	1,354,063
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	151,928	1,216,042
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	16,478	1,212,568

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	29,953	$2,107,505
Henkel AG & Co. KGaA, Preference Shares, NVS	40,389	3,497,401
Porsche Automobil Holding SE, Preference Shares, NVS	37,972	1,577,481
Sartorius AG, Preference Shares, NVS	6,648	1,722,203
Volkswagen AG, Preference Shares, NVS	55,246	5,362,329
		15,479,487
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	2,049	231,399
Series 2, Preference Shares, NVS	7,519	868,716
Samsung Electronics Co. Ltd., Preference Shares, NVS	209,808	7,217,452
		8,317,567
Total Preferred Stocks — 0.3% (Cost: $51,430,410)		50,428,045
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	5,990	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $13,838,115,804)		18,920,124,848
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	107,830,633	$107,906,115
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	36,430,000	36,430,000
Total Short-Term Securities — 0.7% (Cost: $144,231,684)		144,336,115
Total Investments — 100.4% (Cost: $13,982,347,488)		19,064,460,963
Liabilities in Excess of Other Assets — (0.4)%		(85,017,759)
Net Assets — 100.0%		$18,979,443,204

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$132,771,016	$—	$(24,904,256)(a)	$51,273	$(11,918)	$107,906,115	107,830,633	$124,911 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	36,430,000 (a)	—	—	—	36,430,000	36,430,000	271,524	—
BlackRock Inc.	31,631,132	575,771	—	—	3,808,670	36,015,573	36,712	184,049	—
				$51,273	$3,796,752	$180,351,688		$580,484	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	106	12/20/24	$30,414	$(114,404)
MSCI EAFE Index	93	12/20/24	10,928	(481,727)
MSCI Emerging Markets Index	91	12/20/24	5,126	(33,586)
				$(629,717)

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$13,196,991,879	$5,672,697,986	$6,938	$18,869,696,803
Preferred Stocks	25,276,928	25,151,117	—	50,428,045
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	144,336,115	—	—	144,336,115
	$13,366,604,922	$5,697,849,103	$6,938	$19,064,460,963
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(629,717)	$—	$—	$(629,717)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor's